N-6	Apr. 25, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Apr. 24, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of  $25. The withdrawal charge applies for as long as you own the Policy.
For additional information about charges for early withdrawals, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges
In addition to withdrawal charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy and charges for transfers between investment options, requesting Policy illustrations, and exercising the Overloan Protection Endorsement.
For additional information about transaction charges, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to the withdrawal charge and transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, administration, mortality and expense risk, loans including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional Policy Loans benefits available under the Policy. Such fees and expenses may be set based on characteristics of the Insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to your Policy. Fees and expenses under the Policy do not reflect any Advisory Fees paid from your Policy Value or your other assets to the Financial Intermediary.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Fund Options (Fund fees and expenses) (1)	0.03%	1.04%

(1)
As a percentage of Fund assets.

For additional information about ongoing fees and expenses, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals

If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of  $25. The withdrawal charge applies for as long as you own the Policy.
	For additional information about charges for early withdrawals, see “CHARGES AND DEDUCTIONS” in the Prospectus
Transaction Charges [Text Block]
Transaction Charges

In addition to withdrawal charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy and charges for transfers between investment options, requesting Policy illustrations, and exercising the Overloan Protection Endorsement.
For additional information about transaction charges, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

In addition to the withdrawal charge and transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, administration, mortality and expense risk, loans including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional Policy Loans benefits available under the Policy. Such fees and expenses may be set based on characteristics of the Insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to your Policy. Fees and expenses under the Policy do not reflect any Advisory Fees paid from your Policy Value or your other assets to the Financial Intermediary.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Fund Options (Fund fees and expenses) (1)	0.03%	1.04%

(1)
As a percentage of Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.04%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Although you are permitted to take withdrawals or surrender the Policy, federal and state income taxes may apply. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered. Withdrawals are not available in the first Policy Year.
If you elect to pay Advisory Fees from your Policy Value, such payments will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “CHARGES AND DEDUCTIONS,” “USE OF THE POLICY,” “TAX CONSIDERATIONS--Taxation of Insurance Polices” and “TAX CONSIDERATIONS--Advisory Fees” in the Prospectus.

RISKS
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each investment option (including the Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “THE COMPANY AND THE FIXED ACCOUNT,” “THE VARIABLE ACCOUNT AND THE FUNDS” and “FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to Protective Life, including that any obligations (including under the Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

Policy Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Policy Lapse, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “PREMIUMS,” “LOANS,” and “LAPSE AND REINSTATEMENT” in the Prospectus.

Investment Restrictions [Text Block]
Investments

While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, see “TRANSFERS” and “ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Optional Benefits

Optional benefits, including Policy Loans, are subject to additional charges. Some optional benefits are available only at the time your Policy is issued and may not be available for all Owners or Insureds. The maximum loan amount we allow at any time may not exceed 99% of the Policy’s Cash Value reduced by any Policy Debt or any lien outstanding (including accrued interest) on the Valuation Day your loan request is received.
If You elect to pay Advisory Fees from your Policy Value, these payments may reduce the death benefit and other guaranteed benefits.
For additional information about the optional benefits, see “OTHER BENEFITS AVAILABLE UNDER THE POLICY,” “SUPPLEMENTAL RIDERS AND ENDORSEMENTS,” and “ADVISORY FEES PAID FROM YOUR POLICY VALUE--Payment of Advisory Fees” in the Prospectus.

Tax Implications [Text Block]
Tax Implications

You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy. Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary tax rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances.
If you elect to have Advisory Fees paid out of your Policy Value, such payments may not exceed an amount equal to an annual rate of 1.5% of the Policy Value. Advisory Fee payments in excess of this amount, may be subject to federal and state income taxes and a 10% additional tax if you are younger than age 59½ and the Policy is a MEC.
For additional information about tax implications, see “TAX CONSIDERATIONS” and “TAX CONSIDERATIONS--Advisory Fees” in the Prospectus.

Investment Professional Compensation [Text Block]
Investment Professional Compensation

Some investment professionals have and may receive compensation for selling the Policy to investors which may include revenue sharing, marketing allowances and other compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “SALE OF THE POLICIES” in the Prospectus.

Exchanges [Text Block]
Exchanges

Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
For additional information about exchanges, see “EXCHANGE PRIVILEGE” and “TAX CONSIDERATIONS--Section 1035 Exchanges” in the Prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. If the amount of a charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected. On and after the Policy Anniversary when the Insured is age 121, we do not deduct any fees and charges other than the interest charged on loans (if a loan is outstanding).
The first table describes the fees and expenses that you will pay at the time that you pay premiums, allow the Policy to Lapse, transfer Policy Value among the Sub-Accounts and to and from the Fixed Account, and make withdrawals. These fees and expenses do not reflect any Advisory Fees paid to Financial Intermediaries from Policy Value or other assets of the Owner for the provision of investment advice. If such fees were reflected, costs would be higher.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge:	Upon receipt of each premium payment	3.5%	2%
Transfer Fee: (1)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	$0 per transfer
Withdrawal Charge:	At the time of each withdrawal of Policy Value	The lesser of 2.0% of the amount withdrawn or $25	The lesser of 2.0% of the amount withdrawn or $25
Overloan Protection Endorsement	When the Benefit is Exercised	5% of Policy Value	5% of Policy Value
Policy Illustration Fee (2)	Upon each illustration request in excess of 1 in a Policy Year	$50 per illustration requested	$0 per illustration requested

(1)
Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.

(2)
Protective Life currently does not assess the Policy illustration fee, but reserves the right to do so in the future for each illustration requested after the first illustration in any Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Funds’ fees and expenses.These fees and expenses do not reflect any Advisory Fees paid to Financial Intermediaries from Policy Value or other assets of the Owner for the provision of investment advice.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Base Contract Charge:
Cost of Insurance (for Policies with an application signed on or after February 1, 2024): (1) (2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01-$83.33 per $1,000 of Net Amount at Risk (2)	$0.01-$81.67 per $1,000 of Net Amount at Risk (2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1000 of Net Amount at Risk
Cost of Insurance (for Policies with an application signed before February 1, 2024): (1) (2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk (2)	$0.01 – $81.67 per $1,000 of Net Amount at Risk (2)
Charge for a 49 year old male in the nontobacco class during the first Policy Year.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.07 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.050% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount	0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.204% for 10 Policy Years; 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096% for each Policy Year thereafter.
Standard Administrative Fee:	On the Policy Effective Date and each Monthly Anniversary Day	$8.00	$8.00

(1)
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

(2)
See definition of Net Amount at Risk in the Special Terms.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Administrative Charge (for Policies with an application signed on or after February 1, 2024): (3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.09-$3.66 per $1,000 of Initial Face Amount	$0.09-$3.66 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of Initial Face Amount	$0.45 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter.
Administrative Charge (for Policies with an application signed before February 1, 2024): (3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	$0.09 – $3.66 per $1,000 of Initial Face Amount	$0.09 – $3.66 per $1,000 of Initial Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	$0.31 per $1,000 of Initial Face Amount	$0.31 per $1,000 of Initial Face Amount
Administrative Charge For Face Amount Increases: (4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.39 – $1.74 per $1,000 of any increase in Face Amount	$0.39 – $1.74 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$1.09 per $1,000 of any increase in Face Amount	$1.09 per $1,000 of any increase in Face Amount
Optional Benefit Charges:
Net Cost of Loans (5)	On each Policy Anniversary, as applicable (6)	4.00% (annually) in Policy Years 1 through 10; 2.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter
Children’s Term Life Insurance Rider	On the Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of rider coverage amount	$0.45 per $1,000 of rider coverage amount

(3)
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class and the Face Amount (for Policies with an application signed on or after February 1, 2024).The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(4)
The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(5)
The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current

(5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed).
(6)
As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Accidental Death Benefit Rider (7)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.08 – $0.16 per $1,000 of rider coverage amount	$0.08 – $0.16 per $1,000 of rider coverage amount
Charge for a 34 year old	On the Effective Date and each Monthly Anniversary Day	$0.08 per $1,000 of rider coverage amount	$0.08 per $1,000 of rider coverage amount
Waiver of Specified Premium Rider (8)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$1.86 – $19.19 per $100 of rider coverage amount	$1.86 – $19.19 per $100 of rider coverage amount
Charge for a 39 year old male in the nontobacco class	On the Effective Date and each Monthly Anniversary Day	$4.42 per $100 of rider coverage amount	$4.42 per $100 of rider coverage amount
ExtendCare Rider (9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $34.39 per $1,000 of Net Amount at Risk	$0.01 – $24.41 per $1,000 of Net Amount at Risk
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800	On the Effective Date and each Monthly Anniversary Day	$0.12 per $1,000 of Net Amount at Risk	$0.06 per $1,000 of Net Amount at Risk

(7)
The charge for the Accidental Death Benefit Rider varies based on the Insured’s attained age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(8)
The charge for the Waiver of Specified Premium Rider varies based on the Issue Age, underwriting class and sex of the Insured. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(9)
The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Protected Insurability Benefit Rider (10)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 – $0.13 per $1,000 of rider coverage amount	$0.03 – $0.13 per $1,000 of rider coverage amount
Charge for a child less than 6 months old	On the Effective Date and each Monthly Anniversary Day	$0.03 per $1,000 of rider coverage amount	$0.03 per $1,000 of rider coverage amount

(10)
The charge for the Protected Insurability Rider varies based on the Insured’s Issue Age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

ANNUAL FUND EXPENSES
The next item shows the minimum and maximum total operating expenses charged by the Funds (before waiver or reimbursement) during the time you own the Policy. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. See “FUND APPENDIX - FUNDS AVAILABLE UNDER THE POLICY”.

Annual Fund Expenses
	Minimum		Maximum
Total Annual Fund Expenses	0.03%	–	1.04 (1)
(expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)

(1)
The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge:	Upon receipt of each premium payment	3.5%	2%
Transfer Fee: (1)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	$0 per transfer
Withdrawal Charge:	At the time of each withdrawal of Policy Value	The lesser of 2.0% of the amount withdrawn or $25	The lesser of 2.0% of the amount withdrawn or $25
Overloan Protection Endorsement	When the Benefit is Exercised	5% of Policy Value	5% of Policy Value
Policy Illustration Fee (2)	Upon each illustration request in excess of 1 in a Policy Year	$50 per illustration requested	$0 per illustration requested

(1)
Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.

(2)
Protective Life currently does not assess the Policy illustration fee, but reserves the right to do so in the future for each illustration requested after the first illustration in any Policy Year.

Premium Taxes, Description [Text Block]	Premium Expense Charge:
Premium Taxes, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	3.50%
Premium Taxes (of Premium Payments), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fee:	[2]
Transfer Fees, When Deducted [Text Block]	Upon each transfer in excess of 12 in a Policy Year	[2]
Transfer Fee, Maximum [Dollars]	$ 25	[2]
Transfer Fee, Current [Dollars]	$ 0	[2]
Transfer Fee, Footnotes [Text Block]
Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.

Periodic Charges [Table Text Block]
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Base Contract Charge:
Cost of Insurance (for Policies with an application signed on or after February 1, 2024): (1) (2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01-$83.33 per $1,000 of Net Amount at Risk (2)	$0.01-$81.67 per $1,000 of Net Amount at Risk (2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1000 of Net Amount at Risk
Cost of Insurance (for Policies with an application signed before February 1, 2024): (1) (2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk (2)	$0.01 – $81.67 per $1,000 of Net Amount at Risk (2)
Charge for a 49 year old male in the nontobacco class during the first Policy Year.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.07 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.050% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount	0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.204% for 10 Policy Years; 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096% for each Policy Year thereafter.
Standard Administrative Fee:	On the Policy Effective Date and each Monthly Anniversary Day	$8.00	$8.00

(1)
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

(2)
See definition of Net Amount at Risk in the Special Terms.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Administrative Charge (for Policies with an application signed on or after February 1, 2024): (3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.09-$3.66 per $1,000 of Initial Face Amount	$0.09-$3.66 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of Initial Face Amount	$0.45 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter.
Administrative Charge (for Policies with an application signed before February 1, 2024): (3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	$0.09 – $3.66 per $1,000 of Initial Face Amount	$0.09 – $3.66 per $1,000 of Initial Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	$0.31 per $1,000 of Initial Face Amount	$0.31 per $1,000 of Initial Face Amount
Administrative Charge For Face Amount Increases: (4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.39 – $1.74 per $1,000 of any increase in Face Amount	$0.39 – $1.74 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$1.09 per $1,000 of any increase in Face Amount	$1.09 per $1,000 of any increase in Face Amount
Optional Benefit Charges:
Net Cost of Loans (5)	On each Policy Anniversary, as applicable (6)	4.00% (annually) in Policy Years 1 through 10; 2.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter
Children’s Term Life Insurance Rider	On the Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of rider coverage amount	$0.45 per $1,000 of rider coverage amount

(3)
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class and the Face Amount (for Policies with an application signed on or after February 1, 2024).The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(4)
The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(5)
The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current

(5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed).
(6)
As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Accidental Death Benefit Rider (7)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.08 – $0.16 per $1,000 of rider coverage amount	$0.08 – $0.16 per $1,000 of rider coverage amount
Charge for a 34 year old	On the Effective Date and each Monthly Anniversary Day	$0.08 per $1,000 of rider coverage amount	$0.08 per $1,000 of rider coverage amount
Waiver of Specified Premium Rider (8)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$1.86 – $19.19 per $100 of rider coverage amount	$1.86 – $19.19 per $100 of rider coverage amount
Charge for a 39 year old male in the nontobacco class	On the Effective Date and each Monthly Anniversary Day	$4.42 per $100 of rider coverage amount	$4.42 per $100 of rider coverage amount
ExtendCare Rider (9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $34.39 per $1,000 of Net Amount at Risk	$0.01 – $24.41 per $1,000 of Net Amount at Risk
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800	On the Effective Date and each Monthly Anniversary Day	$0.12 per $1,000 of Net Amount at Risk	$0.06 per $1,000 of Net Amount at Risk

(7)
The charge for the Accidental Death Benefit Rider varies based on the Insured’s attained age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(8)
The charge for the Waiver of Specified Premium Rider varies based on the Issue Age, underwriting class and sex of the Insured. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(9)
The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Protected Insurability Benefit Rider (10)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 – $0.13 per $1,000 of rider coverage amount	$0.03 – $0.13 per $1,000 of rider coverage amount
Charge for a child less than 6 months old	On the Effective Date and each Monthly Anniversary Day	$0.03 per $1,000 of rider coverage amount	$0.03 per $1,000 of rider coverage amount

(10)
The charge for the Protected Insurability Rider varies based on the Insured’s Issue Age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Insurance Cost, Footnotes [Text Block]
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge:
Mortality and Expense Risk Fees, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.60%
Administrative Expense (of Average Account Value), Current [Percent]	5.00%
Administrative Expense, Footnotes [Text Block]
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class and the Face Amount (for Policies with an application signed on or after February 1, 2024).The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Optional Benefit Expense, Footnotes [Text Block]
The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current

(5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed).
As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses
	Minimum		Maximum
Total Annual Fund Expenses	0.03%	–	1.04 (1)
(expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)

(1)
The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Portfolio Company Expenses [Text Block]
ANNUAL FUND EXPENSES
The next item shows the minimum and maximum total operating expenses charged by the Funds (before waiver or reimbursement) during the time you own the Policy. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. See “FUND APPENDIX - FUNDS AVAILABLE UNDER THE POLICY”.

Annual Fund Expenses
	Minimum		Maximum
Total Annual Fund Expenses	0.03%	–	1.04 (1)
(expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)

(1)
The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Portfolio Company Expenses Minimum [Percent]	0.03%	[3]
Portfolio Company Expenses Maximum [Percent]	1.04%	[3]
Portfolio Company Expenses, Footnotes [Text Block]
The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Investment Risk
If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 1%. See “The Variable Account and The Funds.”
Risk of Lapse
There is a risk that your Policy will Lapse and no death benefit will be paid. Unless the lapse protection period is in effect, if your Policy Value minus the Policy Debt and any liens on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or Lapse regardless of your Surrender Value. We will send you notice of the premium required to prevent Lapse. You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. Payment of the Minimum Monthly Premium required under the Lapse Protection Endorsement of the Policy will not guarantee that the Policy will remain in force after the termination of the lapse protection period. See “Lapse and Reinstatement--Lapse” and “Lapse Protection.”
Withdrawal and Surrender Risks
The Surrender Value of the Policy is generally the Cash Value less any Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
Withdrawals are not permitted during the first Policy Year. After the first Policy Year, withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals may reduce the Face Amount of the Policy.
A surrender or withdrawal may have tax consequences. See “TAX CONSIDERATIONS.”
Advisory Fee Risk
Advisory Fees paid from your Policy Value will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits. If you elect to have Advisory Fees paid out of your Policy Value, such payments may not exceed an amount equal to an annual rate of 1.5% of the Policy Value. Advisory Fee payments in excess of this amount, may be subject to federal and state income taxes and a 10% additional tax if you are younger than age 59½ and the Policy is a MEC. See “TAX CONSIDERATIONS--Advisory Fees” and “ADVISORY FEES PAID FROM YOUR POLICY VALUE--Maximum Permitted Advisory Fee Paid from Policy Value.”
Tax Risks
Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy’s Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.
Your Policy may become a modified endowment contract as a result of: (1) the payment of excess premiums or unnecessary premiums, (2) a material change in the Policy, or (3) a reduction in your Death Benefit. If your Policy becomes a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Policy Owner is under age 59½ at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.
If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% additional tax.
See “Tax Considerations.” You should consult a qualified tax adviser for assistance in all Policy related tax matters.
Loan Risks
A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.
Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See “Policy Loans” and “Tax Considerations — Tax Treatment of Loans.” Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.
If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.
Specialized Uses of the Policy
Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. In addition, using a Policy for a specialized purpose may have tax consequences. See “Tax Considerations — Other Considerations.”
Fund Risks
A comprehensive discussion of the risks of each Fund may be found in each Fund’s prospectus. Please refer to the Funds’ prospectuses for more information.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product policy business activities. Because our variable product policy business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Policy Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Policy Value or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to litigation, regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Policy-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Policy Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy due to a natural disaster or catastrophe.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
Payment of Advisory Fees from your Policy Value will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits under your Policy. Work with your Financial Intermediary when selecting your Death Benefit Option and the potential impact of Advisory Fee payments on the death benefit.
As long as the Policy remains in force, Protective Life will pay the Death Benefit Proceeds upon receipt at the Home Office of Due Proof of Death of the Insured. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary Beneficiary or a contingent Beneficiary. The Owner may name one or more primary or contingent Beneficiaries. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. If no Beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner’s estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option. Payment of the Death Benefit Proceeds may have tax consequences. See “Tax Considerations — Tax Treatment of Life Insurance Death Benefit Proceeds” in the Prospectus.
Please note that any Death Benefit payment we make in excess of the Variable Account Value, including payments under any rider, is subject to our financial strength and claims-paying ability.
If an Owner has elected the Income Provider Option Pre-Determined Death Benefit Payout Endorsement, we will pay the Death Benefit Proceeds pursuant to a payment schedule established according to the terms of the endorsement. See “Supplemental Riders and Endorsements” in the Prospectus.
Limits on Policy Rights
Incontestability.   Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider, after the Policy or rider has been in force during the Insured’s lifetime for two years from the Policy Effective Date or the effective date of the rider. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Face Amount with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
Suicide Exclusion.   If the Insured dies by suicide, while sane or insane, within two years after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, liens (including accrued interest) and any withdrawals. If the Insured dies by suicide within two years after an increase in Face Amount, the Death Benefit with respect to the increase will be limited to the sum of the monthly cost of insurance charges made for that increase.
Misstatement of Age or Sex.   If the Insured’s age or sex has been misstated in the application for the Policy or in any application for supplemental riders, the Death Benefit under the Policy or such supplemental riders is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders, at the correct age and sex.
Calculation of Death Benefit Proceeds
The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured’s death, plus benefits under any supplemental riders or endorsements, minus (1) any Policy Debt on that date, (2) any liens for payments made under an accelerated death benefit rider or endorsement including accrued interest, and (3) any past due Monthly Deductions if the Insured died during the grace period.
The calculation of the Death Benefit depends on the Death Benefit option and the federal tax compliance test that you select. You must select the Death Benefit option and the tax compliance test before your Policy is issued. Once the Policy is issued, you may not change the tax compliance test.
Federal Tax Compliance Tests. Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if, at all times, it satisfies one of two federal tax compliance tests: (1) the Guideline Premium Limitation/Cash Value Corridor Test, and (2) the Cash Value Accumulation Test.
The Guideline Premium Limitation/Cash Value Corridor Test (“GPT”) has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium payments that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Attained Age of the Insured) of the Policy Value. The Cash Value Accumulation Test (“CVAT”) does not have a premium limit, but does have a requirement that the Death Benefit be at least a certain percentage (varying based on the Attained Age, duration at death, sex and rate class of the Insured) of the Policy Value.
In applying for the Policy, you may select either federal tax compliance test. The Death Benefit will vary depending on which test is selected. There are a number of considerations involved in deciding which test to use.
For example, if your goal is to maximize your Cash Value in early Policy Years relative to the Policy’s Death Benefit and other benefits, you may want to consider selecting the CVAT because it generally permits more premiums to be paid in early Policy years. The CVAT may require the Policy to have a higher Death Benefit relative to the Policy’s Cash Value in later Policy Years, however, which could increase the mortality charges that will apply in those later years.
Alternatively, if your goal is to maximize your Cash Value in later Policy Years relative to the Policy’s Death Benefit and other benefits, you may want to consider selecting the GPT and paying premiums up to the maximum permitted by the GPT. Funding a Policy in this manner may allow for lower mortality charges in later Policy Years in comparison with the mortality charges that would apply under a Policy tested under the CVAT.
Which federal tax compliance test is better for you will depend on not only your goals, but on a number of other considerations. These other considerations include, but are not limited to, the characteristics of the Insured, the amount and timing of premiums that will be paid, and the earnings under the Policy.
The Death Benefit Option you choose will also affect the amount of your Death Benefit. If the GPT applies to the Policy, under Death Benefit Option A, your Death Benefit will generally be the Face Amount. However, the Death Benefit may vary based on the Policy Value if the Policy Value multiplied by the applicable specified percentage is greater than the Face Amount under the Policy. Under Death Benefit Option B, your Death Benefit will always vary with Policy Value.
Similarly, if the CVAT applies to the Policy, under Death Benefit Option A, your Death Benefit will generally be the Face Amount. However, the Death Benefit may vary based on the Policy Value if the minimum death benefit is greater than the Face Amount under the Policy. Under Death Benefit Option B, your Death Benefit will always vary with the Policy Value. See “Death Benefit Options” for detailed information about each Death Benefit Option.
You should consult your Financial Intermediary for more information about which federal tax compliance test and death benefit option you should choose in light of your specific goals and circumstances.
The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a Settlement Option has been selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the general account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.
Death Benefit Options
Payments of Advisory Fees from your Policy Value will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits under your Policy. Work with your Financial Intermediary when selecting your Death Benefit Option and the potential impact of Advisory Fee payments on the death benefit.
Death Benefit Options Under Policies Complying with the Guideline Premium Limitation/Cash Value Corridor Test.   If the Policy is not issued under the Cash Value Accumulation Test, it will satisfy the Guideline Premium Limitation/Cash Value Corridor Test of federal tax law and the Death Benefit is determined as follows:
•
Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured’s death, or (2) a specified percentage of the Policy Value on the date of the Insured’s death as indicated on a table set forth in Appendix A to the Prospectus.

•
Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured’s death, or (2) a specified percentage of the Policy Value on the date of the Insured’s death as indicated on a table set forth in Appendix A to the Prospectus.

The specified percentage under both options is 250% when the Insured has reached an Attained Age of 40 or less by date of death and decreases each year thereafter to 100% when the Insured has reached an Attained Age of 95 or greater at death. A table showing these percentages for Attained Ages 0 to 95 and examples of Death Benefit calculations for both Death Benefit Options are found in Appendix A to the Prospectus.
Under Death Benefit Option A, the Death Benefit remains level at the Face Amount unless the Policy Value multiplied by the specified percentage of Policy Value exceeds that Face Amount, in which event the Death Benefit varies as the Policy Value varies. Owners who are satisfied with the amount of their insurance coverage under the Policy and who prefer to have favorable investment performance and additional premiums reflected in higher Policy Value, rather than increased Death Benefits, generally should select Option A. Under Death Benefit Option B, the Death Benefit always varies as the Policy Value varies (although it is never less than the Face Amount). Owners who prefer to have favorable investment performance and additional premiums reflected in increased Death Benefits generally should select Option B.
Death Benefit Options Under Policies Complying with the Cash Value Accumulation Test.   If the Policy is issued under the Cash Value Accumulation Test, the Death Benefit is determined as follows:
•
Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured’s death, or (2) the minimum death benefit described below.

•
Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured’s death, or (2) the minimum death benefit described below.

The minimum death benefit at any time is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time. Such net single premium is determined according to the Cash Value Accumulation Test prescribed under Section 7702 of the Internal Revenue Code, as amended or its successor, if such amendment or successor is applicable to the Policy.
For purposes of determining this net single premium, the mortality charges taken into account generally are the maximum mortality charges guaranteed under the Policy. Such charges do not, however, exceed the maximum charges permitted to be taken into account under the Cash Value Accumulation Test of Section 7702. In determining the net single premium, the interest rate taken into account is the greater of an annual effective interest rate specified in the Code or the annual effective credited interest rate or rates guaranteed on issuance of the Policy. For purposes of calculating the Cash Value Accumulation Test, the Policy is deemed to mature on the date the Insured attains age 100, and the Policy Value deemed to exist on such date shall not exceed the least amount payable as a death benefit at any time under the Policy.
Owners who are satisfied with the amount of their insurance coverage under the Policy and who prefer to have favorable investment performance and additional premiums reflected in higher Policy Value, rather than increased Death Benefits, generally should select Option A. Under Death Benefit Option B, the Death Benefit always varies as the Policy Value varies (although it is never less than the Face Amount). Owners who prefer to have favorable investment performance and additional premiums reflected in increased Death Benefits generally should select Option B.
Examples of Death Benefit calculations for both Death Benefit Options under the Cash Value Accumulation Test are found in Appendix A to the Prospectus.
Changing Death Benefit Options
The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, the Owner may change the Death Benefit Option on the Policy subject to the following rules. The request must be received in writing in Good Order at the Home Office. After any change, the Face Amount must be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory evidence of insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Protective Life reserves the right to decline to change the Death Benefit Option if the change would cause the Policy to fail to qualify as a life insurance contract under the Internal Revenue Code.
When a change from Option A to Option B is made, the Face Amount after the change is effected will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option B to Option A is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.
Changing the Face Amount
On or after the first Policy Anniversary, the Owner may request a change in the Face Amount. The request must be received in writing in Good Order at the Home Office.
Increasing the Face Amount.   Any increase in the Face Amount must be at least $10,000 and an application must be submitted in Good Order. Protective Life reserves the right to require satisfactory evidence of insurability. In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. See “Premiums Upon Increase in Face Amount.” The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the Policy’s lapse protection is in effect, the Policy’s Minimum Monthly Premium amount will also generally be increased.
An administrative fee will be charged for the first twelve months following an increase in the Face Amount.
As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, the Owner may exercise the privilege by canceling any increase in Face Amount within the prescribed Cancellation Period. In such an event, unless the Owner requests otherwise, an amount will be refunded (i.e., credited back to the Policy Value) above except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administrative fee for the increase. Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See “Tax Considerations — Other Considerations.” Please consult your tax advisor.
Decreasing the Face Amount.   If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a modified endowment contract, we will not automatically return premium. See “Tax Considerations — Policies which are MECs.”
Protective Life reserves the right to decline a request to decrease the Face Amount if compliance with the Guideline Premium Limitation under current tax law resulting from such a decrease would result in the Policy failing the definition of life insurance, or if to effect the requested decrease, payments to the Owner would have to be made from Policy Value for compliance with the Guideline Premium Limitation, and the amount of such payments would exceed the Surrender Value under the Policy.
The Face Amount after any decrease must be at least $100,000. Protective Life prohibits any elected decrease in Face Amount (1) for the first 3 Policy Years; (2) for 3 years following an increase in Face Amount; and (3) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.
Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges. Decreasing the Face Amount also may have tax consequences. See “Tax Considerations — Certain Distributions Required by the Tax Law in the First 15 Years.”
Settlement Options
The Company offers a variety of ways of receiving proceeds payable under the Policy, such as on surrender or death, other than in a lump sum. Any sales representative authorized to sell this Policy can further explain these settlement options upon request. All of these settlement options are forms of fixed-benefit annuities, which do not vary with the investment performance of a separate account. Under each of the fixed-benefit settlement options, no surrender or withdrawal may be made once payments have begun.
The following settlement options may be elected.
Option 1 — Payment for a Fixed Period.   Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.
Option 2 — Life Income with Payments for a Guaranteed Period.   Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.
Option 3 — Interest Income.   Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 1% per year.
Option 4 — Payments for a Fixed Amount.   Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 1% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.
Minimum Amounts.   Protective Life reserves the right to pay the total amount of the Policy in one lump sum, if less than $5,000. If monthly payments are less than $50, payments may be made quarterly, semi-annually, or annually at Protective Life’s option.
Other Requirements.   Settlement options must be elected by Written Notice in Good Order received by Protective Life at the Home Office. The Owner may elect settlement options during the Insured’s lifetime; Beneficiaries may elect settlement options thereafter if Death Benefit Proceeds are payable in a lump sum. The effective date of an option applied to Death Benefit Proceeds is the date the Due Proof of Death of the Insured is received at the Home Office. The effective date of an option applied to Surrender Value is the effective date of the surrender where a settlement option has been elected. We will pay the Death Benefit Proceeds to the Beneficiary in a lump sum, unless a Settlement Option has been selected. If the Primary or Contingent Beneficiary is not living, or if no Beneficiary has been designated, We will pay the Owner or Owner’s estate.
If Protective Life has available, at the time a settlement option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits will apply.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Protective Life is still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to the Home Office.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changing Death Benefit Options
The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, the Owner may change the Death Benefit Option on the Policy subject to the following rules. The request must be received in writing in Good Order at the Home Office. After any change, the Face Amount must be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory evidence of insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Protective Life reserves the right to decline to change the Death Benefit Option if the change would cause the Policy to fail to qualify as a life insurance contract under the Internal Revenue Code.
When a change from Option A to Option B is made, the Face Amount after the change is effected will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option B to Option A is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.
Changing the Face Amount
On or after the first Policy Anniversary, the Owner may request a change in the Face Amount. The request must be received in writing in Good Order at the Home Office.
Increasing the Face Amount.   Any increase in the Face Amount must be at least $10,000 and an application must be submitted in Good Order. Protective Life reserves the right to require satisfactory evidence of insurability. In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. See “Premiums Upon Increase in Face Amount.” The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the Policy’s lapse protection is in effect, the Policy’s Minimum Monthly Premium amount will also generally be increased.
An administrative fee will be charged for the first twelve months following an increase in the Face Amount.
As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, the Owner may exercise the privilege by canceling any increase in Face Amount within the prescribed Cancellation Period. In such an event, unless the Owner requests otherwise, an amount will be refunded (i.e., credited back to the Policy Value) above except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administrative fee for the increase. Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See “Tax Considerations — Other Considerations.” Please consult your tax advisor.
Decreasing the Face Amount.   If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a modified endowment contract, we will not automatically return premium. See “Tax Considerations — Policies which are MECs.”
Protective Life reserves the right to decline a request to decrease the Face Amount if compliance with the Guideline Premium Limitation under current tax law resulting from such a decrease would result in the Policy failing the definition of life insurance, or if to effect the requested decrease, payments to the Owner would have to be made from Policy Value for compliance with the Guideline Premium Limitation, and the amount of such payments would exceed the Surrender Value under the Policy.
The Face Amount after any decrease must be at least $100,000. Protective Life prohibits any elected decrease in Face Amount (1) for the first 3 Policy Years; (2) for 3 years following an increase in Face Amount; and (3) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.
Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges. Decreasing the Face Amount also may have tax consequences. See “Tax Considerations — Certain Distributions Required by the Tax Law in the First 15 Years.”

Item 11. Other Benefits Available (N-6) [Text Block]
OTHER BENEFITS AVAILABLE UNDER THE POLICY
In addition to the standard Death Benefits associated with your Policy, other standard and optional benefits may also be available to you. The following table summarizes information about these optional benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Terminal Illness Accelerated Death Benefit Endorsement	Provides for an accelerated death benefit payment (with certain exclusions), to the Owner if the Insured has a qualifying terminal illness.	Standard
•
Maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:

•
The lesser of 60% of the current face amount of the Policy or $1,000,000; minus

•
Any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.

•
Minimum acceleration permitted is $15,000.

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The Death Benefit will be reduced by the amount of any acceleration taken, plus accumulated interest.

•
Any acceleration taken will reduce the amount available for Policy Loans and withdrawals.

•
Ongoing Advisory Fee payments will reduce the Policy Value and may reduce the Death Benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Lapse Protection Endorsement	Guarantees that your Policy will not Lapse during the lapse protection period set forth in your Policy Schedule.	Standard
•
Minimum monthly premium will vary by Policy benefits, Issue Age, sex and rate class of the Insured.

•
Protection is only effective:

•
20 years for issue ages 0-49,

•
to attained age 70 for issue ages 50-64,

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5 years for issue ages 65-80

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If on any Monthly Anniversary Day, the total premiums paid less any Withdrawals and Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Guarantee Amount, this provision will terminate.

•
Any change in the benefits provided by this Policy, made subsequent to the Policy Effective Date and during the lapse protection period, may result in a change to the Minimum Monthly Guarantee Amount.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Overloan Protection Endorsement	Policy will not Lapse due to an outstanding Policy loan in certain circumstances.	Standard
•
Policy must be in force at least 20 Policy Years.

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Insured’s Attained Age must be at least 65.

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Withdrawals in an amount equal to the total premiums paid must have been taken.

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Policy Debt must exceed the Face Amount and be at least 95% of the Cash Value.

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Not available if accelerated benefits have been received or if Monthly Deductions are being waived or premiums credited under any endorsement or rider attached to the Policy.

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Not available if the resulting Death Benefit is not compliant with our reasonable interpretation of the Code.

•
Not available if the Policy is a modified endowment contract (“MEC”).

Accidental Death Benefit Rider	Provides an additional death benefit payable if Insured’s death results from certain accidental causes.	Optional
•
Insured under the base Policy must be between the ages of 15 and 60 to elect this rider. Coverage expires at age 65.

•
The minimum amount of coverage is $1,000.

•
Maximum amount of coverage is $250,000 for the Company and affiliates’ policies in force and applied for.

Children’s Term Life Insurance Rider	Provides a death benefit payable on the death of a covered child.	Optional
•
Insured under the base Policy must be between the ages of 15 and 64 to elect this rider. Coverage expires at age 75.

•
Maximum amount of coverage is $25,000 for the Company and affiliates’ policies in force and applied for.

•
The minimum amount of coverage is $1,000.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
ExtendCare Chronic Illness Accelerated Death Benefit Rider	Allows Owner to request a monthly or annual accelerated payment of part of the Policy’s Death Benefit when we receive a written certification from a licensed health care practitioner that Insured has a qualifying chronic illness that is expected to last 90 or more days.	Optional
•
Can only be added at the time of Policy issue.

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There is a minimum base Policy Face Amount of $100,000 and a maximum base Policy Face Amount of $5,000,000.

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Maximum monthly benefit cannot exceed 5% of the base Policy Face Amount.

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Insured under the base Policy must be between the ages of 20 and 80 to elect this rider.

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Death Benefit Option A must be in effect in order to receive benefit payments under the rider.

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Any irrevocable Beneficiaries or assignees of record must give written consent for benefit payments to be made.

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The rider is subject to a Lifetime Maximum Benefit and a Monthly Maximum Benefit.

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Ongoing Advisory Fee payments will reduce the Policy Value and may reduce the Death Benefit.

Income Provider Option Pre-Determined Death Benefit Payout Endorsement	Converts the payment of Death Benefit Proceeds to the Beneficiary from a single lump sum to a series of payments pursuant to a specified payment schedule.	Optional
•
Can only be added at the time of Policy issue.

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You may not make a change to the Death Benefit Payment Schedule that lengthens the overall duration of payments.

•
A Beneficiary cannot change the Death Benefit Payment Schedule or elect a single lump sum after the death of the Insured.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Protected Insurability Benefit Rider	Provides the right to increase the Face Amount of your Policy at designated option dates at Insured’s age 25, 28, 31, 34, 37 and 40 without evidence of insurability.	Optional
•
Can only be added at the time of Policy issue.

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The maximum amount of coverage is $50,000 per option date, for the Company and affiliates’ policies in force and applied for.

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The minimum amount of coverage is $10,000.

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Insured under the base policy must be between the ages of 0 and 37. Coverage expires at age 40.

Waiver of Specified Premium Rider	Provides for the crediting of a specified premium to a Policy on each Monthly Anniversary during the total disability of the Insured.	Optional
•
Insured under the base Policy must be between the ages of 15 and 55 at the time the rider is issued. Coverage expires at age 65.

•
Insured must be disabled for at least six consecutive months, and the disability must have begun prior to the Policy Anniversary nearest the Insured’s 65th birthday.

Dollar-Cost Averaging	Allows for the systematic transfer of specified dollar amounts from a Sub- Account or the Fixed Account to one or more other specified Sub- Accounts.	Standard	• No transfers may be made into the Fixed Account. • Dollar-cost averaging may be elected for periods of at least 6 months and no longer than 48 months.
Portfolio Rebalancing	Allows for the automatic transfer, on a regular basis, of Variable Account Value among specified Sub-Accounts to maintain a specified percentage allocation of Variable Account Value.	Standard	• Rebalancing transfers cannot be made into Fixed Account. • Minimum Variable Account Value of $100 required.
Policy Loans	Allows Owner to borrow from the Policy’s Cash Value.	Standard
•
Other than Carryover loans, not available during the first Policy Year.

•
Maximum loan amount is 99% of Cash Value.

•
Minimum loan amount is $500.

•
Certain policy loans may be taxable. You should consult a tax adviser as to the tax consequences of taking a policy loan.

SUPPLEMENTAL RIDERS AND ENDORSEMENTS
The following supplemental riders and endorsements may be available to be added to your Policy subject to state availability. Monthly charges, if applicable, for these riders will be deducted from your Policy Value as part of the monthly deduction. See “Monthly Deduction.” The supplemental riders and endorsements available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account. Additional rules and limits apply to these supplemental riders. Not all such riders may be available at any time, and supplemental riders in addition to those listed below may be made available. The ExtendCare Chronic Illness Accelerated Death Benefit Rider, the Protected Insurability Benefit Rider, and the Income Provider Option Pre-Determined Death Benefit Payout Endorsement may only be purchased or added at the time the Policy is issued. The Overloan Protection Endorsement, the Lapse Protection Endorsement, and the Terminal Illness Accelerated Death Benefit Endorsement are automatically added to all Policies at the time of issue. The Children’s Term Life Insurance Rider, the Accidental Death Benefit Rider and the Waiver of Specified Premium Rider may be added at the time of Policy issue or after issue, subject to availability and additional underwriting. Please ask your Protective Life agent for further information, or contact the Home Office.
Children’s Term Life Insurance Rider.   Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value under this rider. The minimum amount of coverage is $1,000 and the maximum is $25,000 for the Company and affiliates’ policies in force and applied for. The Insured under the base Policy must be between the ages of 15 and 64 to elect this rider.
Accidental Death Benefit Rider.   Provides an additional death benefit payable if the Insured’s death results from certain accidental causes. There is no cash value under this rider. The minimum amount of coverage is $1,000 and the maximum is $250,000 for the Company and affiliates’ policies in force and applied for. The Insured under the base Policy must be between the ages of 15 and 60 to elect this rider.
Waiver of Specified Premium Rider.   Provides for the crediting of a specified premium to a Policy on each Monthly Anniversary during the total disability of the Insured. After the Insured has been totally disabled (as defined in the rider) for six consecutive months, Protective Life will credit premiums to the Policy equal to the specified premium amount shown in the Policy multiplied by the number of Monthly Anniversary Days that have occurred since the onset of total disability. The disability must have begun prior to the Policy Anniversary nearest the Insured’s 65th birthday. Monthly Anniversary Days that occur more than one calendar year prior to the date that we receive a claim under a rider are not included for the purpose of this calculation. Subsequent to the time that the Insured has been totally disabled for six months, we will credit a premium equal to the specified premium amount on each Monthly Anniversary Day. The Owner may change the specified premium amount by Written Notice in Good Order received by Protective Life at the Home Office after the first Policy Anniversary and before the Insured becomes totally disabled. Increases are subject to evidence of insurability. The Insured under the base Policy must be between the ages of 15 and 55 to elect this rider.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount and purchases the Waiver of Specified Premiums Rider. At age 55, the insured has a covered total disability while the rider is in force. The Company receives proof of disability and waives the Policy monthly specified premiums for 6 months. During this time, the Policy deductions continue to be in effect.
ExtendCare Chronic Illness Accelerated Death Benefit Rider (not available in all states)
This rider allows the Owner to request a monthly or annual accelerated payment of part of the Policy’s Death Benefit when we receive a written certification from a licensed health care practitioner that the Insured has a qualifying chronic illness that is expected to last 90 or more days (the”Certification”). A qualifying chronic illness is an illness or condition that (1) prevents the Insured from performing at least two activities of daily living, such as eating, bathing, or dressing, without substantial assistance or (2) requires substantial supervision of the Insured to protect them from threats to their health and safety due to severe cognitive impairment. The licensed health care practitioner who provides the Certification can be a physician, registered professional nurse or licensed social worker, but cannot be the Owner or Insured or a family member of either the Owner or Insured. We reserve the right to require that the Insured be examined by a licensed health care practitioner chosen by us.
Under the ExtendCare Chronic Illness Accelerated Death Benefit Rider, Protective Life makes either 12 monthly payments or a single lump sum payment to the Owner for a 12-month period, known as a “Benefit Period.” The initial Benefit Period begins on the first Monthly Anniversary after we approve an Owner’s written request for accelerated payments and all conditions under the rider for benefit payments to be made have been met. Each subsequent Benefit Period begins on the first Monthly Anniversary following (1) the end of the most recent prior Benefit Period, (2) our receipt of the Certification for the new Benefit Period, and (3) when all other conditions under the rider for benefit payments to be made have been met. In addition to our receipt of the Owner’s written request for accelerated payments and the Certification, for each Benefit Period the conditions noted below must be met for the Owner to receive benefit payments under this rider.
1.
The Insured is alive.

2.
Both the Policy and the rider are inforce.

3.
We received a written consent from any irrevocable Beneficiaries or assignees of record of the Policy to allow benefit payments to be made to the Owner.

4.
90 consecutive days from the date we receive the Certification (the “Elimination Period”) has passed. For Benefit Periods after the initial Benefit Period, this requirement does not apply if less than 30 days have passed from the date of the end of the prior Benefit Period and the date we receive the Certification for the new Benefit Period.

5.
The Insured has a qualifying chronic illness at the time a benefit payment is made.

6.
Death Benefit Option A is in effect. If the Owner did not elect Death Benefit Option A, we will change the Death Benefit Option under the Policy to Death Benefit Option A prior to our payment of the first benefit payment under this rider. We do not allow any further changes to the Death Benefit Option during a Benefit Period.

For each Benefit Period, the Owner can elect to receive a benefit payment each month or a single lump sum payment at the beginning of the Benefit Period. The lump sum payment is equal to the present value of each monthly benefit payment payable during the Benefit Period. The rider is subject to both a Lifetime Maximum Benefit and a Monthly Maximum Benefit. The information necessary to determine these amounts is set forth in the Policy schedule and the rider.
The Owner or Insured is responsible for the cost of the Certification for the initial Benefit Period. We will cover the cost of the Certification for any subsequent Benefit Period. We begin deducting a monthly charge upon issuance of this rider based, in part, on a maximum monthly benefit amount selected by the Owner at the time of Policy issue. During a Benefit Period, all monthly deductions required to maintain the Policy will be waived. If the Insured is certified as chronically ill for three consecutive Benefit Periods, the monthly deductions will be waived for as long as the Policy is in force. It is possible that for tax purposes some or all of the charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider could be treated as a withdrawal from the Policy. See “Tax Considerations.”
We must receive any written request for benefit payments, to change the amount of monthly benefit payments or to receive a single lump sum benefit payment for a Benefit Period in Good Order at our Home Office.
The minimum Policy Face Amount to elect this rider is $100,000 and the maximum is $5,000,000. The maximum monthly benefit cannot exceed 5% of the Policy Face Amount. Typically, this will force a minimum Face Amount higher than $100,000 at monthly amounts greater than $5,000 or the current IRS per diem limit. The Insured under the base Policy must be between the ages of 20 and 80 to elect this rider.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount and purchases the ExtendCare Rider with a benefit amount of  $5,000 for a monthly cost of  $4.24. In 10 years, while the insured is still alive and the rider and the Policy are still in force, the insured is diagnosed with a chronic illness that prevents them from performing at least two activities of daily living and that is expected to persist for at least 90 days. Once The Company receives written certification from a licensed health care professional and after a 90 day waiting period, the insured will receive either monthly benefits of  $5,000 or a lump sum of the present value of the 12 monthly payments as an accelerated payment of part of the Policy’s Death Benefit. The payments will continue for each 12 month Benefit Period where the insured can certify that they are still chronically ill. The insured’s Death Benefit will be reduced dollar for dollar by the amount of payments they receive. So if they are chronically ill for one year and take monthly benefits, they will have received $60,000 in accelerated benefits. If the insured dies after that, the death benefit will be $40,000.
Protected Insurability Benefit Rider.   Provides the right to increase the Face Amount of your Policy at designated option dates at Insured’s age 25, 28, 31, 34, 37 and 40 without evidence of insurability. The minimum amount of coverage is $10,000 and the maximum is $50,000. Fees associated with this rider stop at Insured’s age 40.
Example: Assume a 25 year old male non-smoker purchases a Policy with a $100,000 Face Amount and purchases the Protected Insurability Benefit Rider. While the rider is in force at age 31, the Insured purchases an additional $50,000 in coverage with no required underwriting or proof of insurability, but with a change to the monthly deduction specified premium. If the Insured dies after the purchase while the Policy is still in force, the death benefit would be $150,000.
Overloan Protection Endorsement.   Under the provisions of this endorsement, your Policy will not Lapse due to an outstanding Policy loan and the Death Benefit will be at least $10,000 as long as all of the terms and conditions of the endorsement are met:
1.
The Policy has been in force at least 20 Policy Years;

2.
The Insured’s Attained Age is at least 65;

3.
Withdrawals in an amount equal to the total premiums paid have been taken;

4.
The Policy Debt is at least 95% of the Cash Value;

5.
The Policy Debt exceeds the Face Amount;

6.
Accelerated benefits have not been received under any endorsement or rider attached to your Policy;

7.
Monthly Deductions or premiums are not being credited or waived under any endorsement or rider attached to your Policy;

8.
Invoking this benefit does not result in a death benefit that is not compliant with our reasonable interpretation of the Code; and

9.
The Policy is not a modified endowment contract.

When the Policyholder chooses to exercise the benefit under the Overloan Protection Endorsement, we deduct a charge equal to the lesser of the Policy Value minus Policy Debt or 5% of the Policy Value.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount. The Overloan Protection Endorsement is automatically added. At age 70, the insured has been taking loans from his policy so that the Policy Debt is more than 99% of the policy value and the Debt exceeds the Face Amount of the Policy. The insured has taken the maximum amount of withdrawals, the amount equal to their total premiums paid. At this point, any riders on the Policy will be terminated and any Variable Account Value will be transferred to the Fixed Account. In addition, no policy transactions or withdrawals will be allowed. The policy will remain in force and if they die while the endorsement is still in force, the Death Benefit will be the policy value minus the policy debt, with a minimum value of  $10,000.
Income Provider Option Pre-Determined Death Benefit Payout Endorsement. (not available in all distribution channels)   The endorsement converts the payment of Death Benefit Proceeds to the Beneficiary from a single lump sum to a series of payments pursuant to a specified payment schedule that describes the amount, frequency, and duration of payment of the Death Benefit Proceeds. If the Death Benefit is adjusted under the Policy while the Insured is living, the amounts shown in the payment schedule will be adjusted pro-rata. The Owner may choose to change the payment schedule or elect a lump sum payment of the Death Benefit Proceeds prior to the Insured’s death, but the Beneficiary will not be able to change the payment schedule after the Insured’s death. The Owner may not make a change to the Death Benefit Payment Schedule that lengthens the overall duration of the payment schedule.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount and adds the Income Provider Option Pre-Determined Death Benefit Payout Endorsement. When the insured dies, the beneficiary will receive a series of payments specified at the time of Policy issue.
Lapse Protection Endorsement.   The endorsement guarantees that your Policy will not Lapse during the lapse protection period set forth in your Policy Schedule, if for each month that the Policy has been inforce, the total premiums paid (less any withdrawals or Policy loans) is equal to, or greater than, the Minimum Monthly Guarantee Amount multiplied by the number of completed Policy months, including the current month, since the Policy Effective Date. The Minimum Monthly Guarantee Amount is based upon the Company’s anticipated cost of providing lapse protection on a specific Policy for the stated lapse protection period. This amount varies with Policy benefits, Issue Age, sex and rate class of the Insured. Any change in the benefits provided by this Policy, made subsequent to the Policy Effective Date and during the lapse protection period, may result in a change to the Minimum Monthly Guarantee Amount. The lapse protection provision is effective during the first 20 Policy Years (if the Insured’s Issue Age is 0 through 49), up to attained age 70 (if the Insured’s Issue Age is 50-64), or during the first 5 Policy Years (for Insured’s Issue Age 65 and above). If on any Monthly Anniversary Day, the total premiums paid less any withdrawals and Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Guarantee Amount this provision will terminate.
Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $100,000 Face Amount. The Lapse Protection Endorsement is included on the Policy. The Policy specifies a Monthly Guarantee Premium of  $42.00. The owner makes an initial premium payment of  $45.00.
On the 24th monthly anniversary, assume the owner has made 24 subsequent premium payments of the same amount and taken no partial surrenders or Policy Loans. The total of the actual premiums paid for the Policy is $1,080 (the amount of the initial premium payment plus the amount of the subsequent premium payments). Because there have been no partial surrenders and there is no Outstanding Debt, the net premiums paid is equal to $1,080.
The amount of premiums required to meet the endorsement conditions is $1,008 (the Monthly Guarantee Premium amount specified in the Policy multiplied by the number of months since the Policy date).
Because the net premiums paid exceed the amount of premiums required, the conditions have been met on this monthly anniversary day and the rider remains in effect. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of  $100,000.
Assume instead that on the 24th monthly anniversary, the owner missed the last two premium payments. The net premiums paid is then equal to $990. Because the net premiums paid is now less than the amount of premiums required, the owner must pay additional premiums of at least $18.00 within the 60 day grace period to keep the Policy in effect. If the endorsement terminates and the insured dies while the Cash Value of the Policy is zero, the death benefit will be $0.
Terminal Illness Accelerated Death Benefit Endorsement.   The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the current Face Amount and is subject to a maximum accelerated death benefit. The minimum acceleration permitted is $15,000. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment is established against the Policy and accumulates interest.
The primary impact of the lien and any accumulated interest is a reduction in the amount of the Death Benefit by the amount of the lien plus accumulated interest. The insured’s Death Benefit is reduced dollar-for-dollar by the amount of payments received and accumulated interest under the accelerated death benefit.The lien also reduces the amount available for loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions.
The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:
•
the lesser of 60% of the current face amount of the Policy or $1,000,000; minus

•
any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.

Example: Assume a 45 year old male non-smoker purchases a policy with a $200,000 Face Amount. The Terminal Illness Death Benefit Endorsement is automatically added. If at age 75 the insured is diagnosed with a terminal illness (by the definition in the rider) and the rider is in force, then the insured can access up to $120,000 of the death benefit.
Dollar-Cost Averaging
If you elect at the time of application or at any time thereafter by Written Notice in Good Order to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from a Sub-Account (“Source Sub-Account”) or the Fixed Account to one or more other specified Sub-Accounts, subject to the following restriction: no transfers may be made into the Fixed Account. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.
To elect dollar-cost averaging, Policy Value in the Source Sub-Account or the Fixed Account must be at least $5,000 at the time of election. Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction and limits on frequent transfer activity. You may elect dollar cost averaging for periods of at least 6 months but no longer than 48 months. At least $100 must be transferred each month or $300 each quarter. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.
Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, (2) the Policy Value in the appropriate source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.
Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days written notice.
Portfolio Rebalancing
At the time of application or at any time thereafter by Written Notice in Good Order to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts (“Portfolio Rebalancing”). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of  $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your Net Premium allocation. Portfolio Rebalancing may commence on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.
Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice in Good Order received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice.
Note: You may elect Portfolio Rebalancing while at the same time you transfer from a Source Sub-Account specified dollar amounts to other specified Sub-Accounts under the Dollar-Cost Averaging program. If you select as your Source Sub-Account a Sub-Account rather than the Fixed Account, however, the Portfolio Rebalancing program may reallocate amounts transferred from the Source Sub-Account back to that Source Sub-Account based on your Portfolio Rebalancing allocation instructions, and thereby undermine to some degree your selection of the Source Sub-Account as a Sub-Account from which transfers under the Dollar-Cost Averaging program would be made. Conversely, transfers under the Dollar-Cost Averaging program may cause your allocation of Variable Account Value among the Sub-Accounts to differ from the percentage allocations you specify in your Portfolio Rebalancing allocation instructions. Accordingly, we recommend that you consult with your financial professional before electing Portfolio Rebalancing while at the same time engaging in Dollar-Cost Averaging.
TRANSFERS
Upon receipt of Written Notice in Good Order to Protective Life at the Home Office you may transfer the Fixed Account Value or any Policy Value in a Sub-Account to other Sub-Accounts or the Fixed Account, subject to certain restrictions described below. Transfer requests (including telephone transfer requests — described below) received at the Home Office before 3:00 P.M. Central Time are processed as of the Valuation Day the request is received. Requests received in Good Order at or after 3:00 P.M. Central Time are processed as of the next Valuation Day. Protective Life may, however defer transfers under the same conditions that payment of Death Benefit Proceeds, withdrawals and surrenders may be delayed. See “Suspension or Delay of Payments.” The minimum amount that may be transferred is the lesser of  $100 or the entire amount in any Sub-Account or the Fixed Account from which the transfer is made. If, after the transfer, the amount remaining in a Sub-Account(s) or the Fixed Account would be less than $100, Protective Life reserves the right to transfer the entire amount instead of the requested amount. Protective Life reserves the right to restrict the maximum amount which may be transferred from the Fixed Account in any Policy Year. The maximum is currently the greater of  $2,500 or 25% of the Fixed Account Value. Due to this limitation, if you want to transfer all of your Policy Value from the Fixed Account to the Variable Account, it may take several years to do so. Protective Life reserves the right to limit transfers to 12 per Policy Year. For each additional transfer over 12 in any Policy Year, Protective Life reserves the right to charge a transfer fee. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. The transfer fee, if any, is deducted from the amount being transferred. Protective Life reserves the right to terminate, suspend or modify transfer privileges at any time.
Limitations on frequent transfers, including “market timing” transfers.   Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund’s portfolio securities and the reflection of that change in the Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.
When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries or Owners of other variable life insurance policies we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:
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Increased brokerage trading and transaction costs;

Disruption of planned investment strategies;

Forced and unplanned liquidation and portfolio turnover;

Lost opportunity costs; and

Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Policy Owners.

In order to try to protect our Policy Owners and the Funds from the potential adverse effects of frequent transfer activity, the Company has implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Policy Owners’ beneficiaries and Policy Owners of other variable life policies we issue that invest in the Variable Account.
We monitor transfer activity in the Policies to identify frequent transfer activity in any Policy. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and Portfolio Rebalancing programs when monitoring for frequent transfer activity.
When we identify transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting transfers for that Policy or group of Policies. All transfer requests for the affected Policy or group of Policies must be made by Written Notice in Good Order to the Home Office. We notify the affected Policy Owner(s) in writing of these restrictions.
In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds’ policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.
Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund’s investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund’s refusal or restriction on purchases or redemptions. We will notify the Policy Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Policy Owner’s transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We also reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each of the Funds for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.
We apply our Market Timing Procedures consistently to all Policy Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.
Policy Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Policy Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Reservation of Rights
Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.
Telephone Transfers
Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.
Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.
yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing to the Home Office.
SURRENDERS AND WITHDRAWALS
Surrender Privileges
At any time while the Policy is still in force and while the Insured is still living, you may surrender your Policy for its Surrender Value. Surrender Value is determined as of the end of the Valuation Period during which the Written Notice in Good Order requesting the surrender, the Policy and any other required documents are received by Protective Life at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. Protective Life will process any surrender request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day. The Surrender Value is paid in a lump sum unless the Owner requests payment under a settlement option. Payment is generally made within 7 calendar days. All coverage and optional benefits will end on the effective date of surrender of the Policy. No Death Benefits will be paid after the effective date of the Policy surrender. A Policy which terminates upon surrender cannot later be reinstated. Surrenders may have tax consequences. See “Tax Considerations.” in the Prospectus.)
Withdrawal Privileges
At any time after the first Policy Year, an Owner, by Written Notice in Good Order received at the Home Office, may make a withdrawal of Surrender Value of not less than $500. Protective Life will withdraw the amount requested, plus a withdrawal charge from unloaned Policy Value as of the end of the Valuation Period during which the Written Notice in Good Order is received at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time.
Protective Life will process any withdrawal request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day.
The Owner may specify the amount of the withdrawal to be made from any Sub-Account or the Fixed Account. If the Owner does not so specify, or if the Sub-Account Value or Fixed Account Value is insufficient to carry out the request, the withdrawal from each Sub-Account and the Fixed Account is based on the proportion that such Sub-Account(s) Value and Fixed Account Value bears to the total unloaned Policy Value on the Valuation Day immediately prior to the Withdrawal. Payment is generally made within seven calendar days.
If Death Benefit Option A is in effect, Protective Life will reduce the Face Amount by the amount withdrawn if total withdrawals in a Policy Year exceed $5,000. The Company reserves the right to increase or decrease the amount of total withdrawals that will not result in a reduction of the Face Amount, or terminate the ability to withdraw any amount that does not trigger a reduction in the Face Amount. Protective Life may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective Life’s then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective Life. If the Face Amount at the time of the withdrawal includes increases from the Initial Face Amount and the withdrawal requires a decrease of Face Amount, the reduction is made first from the most recent increase, then from prior increases, if any, in reverse order of their being made and finally from the Initial Face Amount. Withdrawals may have tax consequences. See “Tax Considerations” in the Prospectus.

Item 18. Portfolio Companies (N-6) [Text Block]
FUND APPENDIX
FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1	0.30%	14.55%	9.47%	7.51%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	22.91%	13.93%	9.85%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1	0.28%	26.47%	13.65%	11.19%
International Equity	American Funds Insurance Series® New World Fund® - Class 1(1)	0.57%	16.22%	8.90%	4.95%
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited; BlackRock International Limited(1)	0.76%	12.83%	7.65%	4.88%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	12.92%	10.73%	7.10%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	8.40%	9.56%	7.89%
Allocation	DFA VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	14.72%	8.93%	6.07%
International Equity	DFA VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	14.11%	7.86%	4.89%
International Equity	DFA VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.27%	17.86%	8.87%	4.16%
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	4.98%	1.33%	1.05%
U.S. Equity	DFA VA U.S. Large Value Portfolio - Institutional Class	0.21%	10.92%	10.71%	8.10%
U.S. Equity	DFA VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	20.03%	15.40%	9.00%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	4.02%	3.10%	—
Allocation	Fidelity® VIP Balanced Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.44%	21.53%	12.44%	9.08%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.59%	45.65%	19.09%	15.73%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.38%	6.20%	1.97%	2.33%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.57%	15.08%	12.45%	8.12%
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	6.08%	1.37%	1.88%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.84%	11.42%	13.36%	8.10%
International Equity	Invesco® V.I. Global Fund - Series I	0.82%	34.73%	12.30%	8.47%
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series I - Invesco Asset Management Limited(1)	0.71%	19.25%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series I - Invesco Asset Management Limited(1)	0.71%	19.20%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series I - Invesco Asset Management Limited(1)	0.71%	20.54%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series I - Invesco Asset Management Limited(1)	0.71%	20.20%	—	—
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	54.55%	20.34%	17.14%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%
Taxable Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.69%	3.83%	3.31%	2.40%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class	0.60%	6.09%	1.23%	1.86%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Putnam Investments Limited	0.65%	26.42%	16.38%	12.87%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	26.22%	15.64%	11.92%
Allocation	TOPS® Aggressive Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	17.77%	10.83%	7.69%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.31%	9.48%	5.11%	3.64%
Allocation	TOPS® Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	16.41%	9.75%	6.81%
Allocation	TOPS® Moderate Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	13.81%	8.23%	5.86%
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	14.33%	9.59%	7.89%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	27.98%	14.33%	12.85%
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	12.51%	5.60%	4.84%
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.29%	8.10%	11.57%	9.53%
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	26.11%	15.52%	11.88%
U.S. Equity	Vanguard® VIF Growth Portfolio	0.33%	40.13%	16.08%	—
International Equity	Vanguard® VIF International Portfolio	0.33%	14.65%	10.28%	6.80%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.83%	12.56%	9.27%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	11.70%	7.18%	7.29%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	5.58%	1.04%	1.71%
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	25.95%	14.93%	11.29%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1	0.30%	14.55%	9.47%	7.51%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	22.91%	13.93%	9.85%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1	0.28%	26.47%	13.65%	11.19%
International Equity	American Funds Insurance Series® New World Fund® - Class 1(1)	0.57%	16.22%	8.90%	4.95%
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited; BlackRock International Limited(1)	0.76%	12.83%	7.65%	4.88%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	12.92%	10.73%	7.10%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	8.40%	9.56%	7.89%
Allocation	DFA VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	14.72%	8.93%	6.07%
International Equity	DFA VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	14.11%	7.86%	4.89%
International Equity	DFA VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.27%	17.86%	8.87%	4.16%
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	4.98%	1.33%	1.05%
U.S. Equity	DFA VA U.S. Large Value Portfolio - Institutional Class	0.21%	10.92%	10.71%	8.10%
U.S. Equity	DFA VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	20.03%	15.40%	9.00%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	4.02%	3.10%	—
Allocation	Fidelity® VIP Balanced Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.44%	21.53%	12.44%	9.08%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.59%	45.65%	19.09%	15.73%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.38%	6.20%	1.97%	2.33%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.57%	15.08%	12.45%	8.12%
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	6.08%	1.37%	1.88%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.84%	11.42%	13.36%	8.10%
International Equity	Invesco® V.I. Global Fund - Series I	0.82%	34.73%	12.30%	8.47%
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series I - Invesco Asset Management Limited(1)	0.71%	19.25%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series I - Invesco Asset Management Limited(1)	0.71%	19.20%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series I - Invesco Asset Management Limited(1)	0.71%	20.54%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series I - Invesco Asset Management Limited(1)	0.71%	20.20%	—	—
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	54.55%	20.34%	17.14%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%
Taxable Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.69%	3.83%	3.31%	2.40%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class	0.60%	6.09%	1.23%	1.86%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Putnam Investments Limited	0.65%	26.42%	16.38%	12.87%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	26.22%	15.64%	11.92%
Allocation	TOPS® Aggressive Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	17.77%	10.83%	7.69%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.31%	9.48%	5.11%	3.64%
Allocation	TOPS® Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	16.41%	9.75%	6.81%
Allocation	TOPS® Moderate Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	13.81%	8.23%	5.86%
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	14.33%	9.59%	7.89%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	27.98%	14.33%	12.85%
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	12.51%	5.60%	4.84%
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.29%	8.10%	11.57%	9.53%
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	26.11%	15.52%	11.88%
U.S. Equity	Vanguard® VIF Growth Portfolio	0.33%	40.13%	16.08%	—
International Equity	Vanguard® VIF International Portfolio	0.33%	14.65%	10.28%	6.80%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.83%	12.56%	9.27%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	11.70%	7.18%	7.29%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	5.58%	1.04%	1.71%
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	25.95%	14.93%	11.29%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Advisory Fee Risk [Member]
Prospectus:
Principal Risk [Text Block]
Advisory Fee Risk
Advisory Fees paid from your Policy Value will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits. If you elect to have Advisory Fees paid out of your Policy Value, such payments may not exceed an amount equal to an annual rate of 1.5% of the Policy Value. Advisory Fee payments in excess of this amount, may be subject to federal and state income taxes and a 10% additional tax if you are younger than age 59½ and the Policy is a MEC. See “TAX CONSIDERATIONS--Advisory Fees” and “ADVISORY FEES PAID FROM YOUR POLICY VALUE--Maximum Permitted Advisory Fee Paid from Policy Value.”

Business Disruption and Cyber Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product policy business activities. Because our variable product policy business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Policy Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Policy Value or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to litigation, regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Policy-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Policy Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy due to a natural disaster or catastrophe.

Fund Risks [Member]
Prospectus:
Principal Risk [Text Block]	Fund Risks A comprehensive discussion of the risks of each Fund may be found in each Fund’s prospectus. Please refer to the Funds’ prospectuses for more information.
Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Loan Risks
A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.
Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See “Policy Loans” and “Tax Considerations — Tax Treatment of Loans.” Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.
If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.

Specialized Uses of the Policy [Member]
Prospectus:
Principal Risk [Text Block]
Specialized Uses of the Policy
	Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. In addition, using a Policy for a specialized purpose may have tax consequences. See “Tax Considerations — Other Considerations.
Tax Risk [Member]
Prospectus:
Principal Risk [Text Block]
Tax Risks
Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy’s Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.
Your Policy may become a modified endowment contract as a result of: (1) the payment of excess premiums or unnecessary premiums, (2) a material change in the Policy, or (3) a reduction in your Death Benefit. If your Policy becomes a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Policy Owner is under age 59½ at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.
If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% additional tax.
See “Tax Considerations.” You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Withdrawal and Surrender Risks [Member]
Prospectus:
Principal Risk [Text Block]
Withdrawal and Surrender Risks
The Surrender Value of the Policy is generally the Cash Value less any Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
Withdrawals are not permitted during the first Policy Year. After the first Policy Year, withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals may reduce the Face Amount of the Policy.
A surrender or withdrawal may have tax consequences. See “TAX CONSIDERATIONS.”

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Risk of Loss

You can lose money by investing in this Policy, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
Not a Short-Term Investment

The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Although you are permitted to take withdrawals or surrender the Policy, federal and state income taxes may apply. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered. Withdrawals are not available in the first Policy Year.
If you elect to pay Advisory Fees from your Policy Value, such payments will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “CHARGES AND DEDUCTIONS,” “USE OF THE POLICY,” “TAX CONSIDERATIONS--Taxation of Insurance Polices” and “TAX CONSIDERATIONS--Advisory Fees” in the Prospectus.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each investment option (including the Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “THE COMPANY AND THE FIXED ACCOUNT,” “THE VARIABLE ACCOUNT AND THE FUNDS” and “FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY” in the Prospectus.

Principal Risk [Text Block]
Investment Risk
If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 1%. See “The Variable Account and The Funds.”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Insurance Company Risks

An investment in the Policy is subject to the risks related to Protective Life, including that any obligations (including under the Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
Policy Lapse

Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Policy Lapse, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “PREMIUMS,” “LOANS,” and “LAPSE AND REINSTATEMENT” in the Prospectus.

Principal Risk [Text Block]
Risk of Lapse
There is a risk that your Policy will Lapse and no death benefit will be paid. Unless the lapse protection period is in effect, if your Policy Value minus the Policy Debt and any liens on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or Lapse regardless of your Surrender Value. We will send you notice of the premium required to prevent Lapse. You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. Payment of the Minimum Monthly Premium required under the Lapse Protection Endorsement of the Policy will not guarantee that the Policy will remain in force after the termination of the lapse protection period. See “Lapse and Reinstatement--Lapse” and “Lapse Protection.”

American Funds Insurance Series® Asset Allocation Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 1
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	7.51%
American Funds Insurance Series® Global Growth Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 1	[4]
Current Expenses [Percent]	0.41%	[4]
Average Annual Total Returns, 1 Year [Percent]	22.91%	[4]
Average Annual Total Returns, 5 Years [Percent]	13.93%	[4]
Average Annual Total Returns, 10 Years [Percent]	9.85%	[4]
American Funds Insurance Series® Growth-Income Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 1
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	11.19%
American Funds Insurance Series® New World Fund® - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 1	[4]
Current Expenses [Percent]	0.57%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.22%	[4]
Average Annual Total Returns, 5 Years [Percent]	8.90%	[4]
Average Annual Total Returns, 10 Years [Percent]	4.95%	[4]
BlackRock Global Allocation V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I	[4]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[4]
Portfolio Company Subadviser [Text Block]	BlackRock International Limited	[4]
Current Expenses [Percent]	0.76%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.83%	[4]
Average Annual Total Returns, 5 Years [Percent]	7.65%	[4]
Average Annual Total Returns, 10 Years [Percent]	4.88%	[4]
ClearBridge Variable Mid Cap Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
ClearBridge Variable Small Cap Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	7.89%
DFA VA Global Moderate Allocation Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio - Institutional Class	[4]
Current Expenses [Percent]	0.28%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.72%	[4]
Average Annual Total Returns, 5 Years [Percent]	8.93%	[4]
Average Annual Total Returns, 10 Years [Percent]	6.07%	[4]
DFA VA International Small Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
DFA VA International Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
DFA VA Short-Term Fixed Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
DFA VA U.S. Large Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio - Institutional Class
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
DFA VA U.S. Targeted Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio - Institutional Class
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
DFA VIT Inflation-Protected Securities Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Balanced Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	21.53%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Fidelity® VIP Growth Opportunities Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	45.65%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	15.73%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Fidelity® VIP Mid Cap Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Goldman Sachs VIT Core Fixed Income Fund - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class	[4]
Current Expenses [Percent]	0.42%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.08%	[4]
Average Annual Total Returns, 5 Years [Percent]	1.37%	[4]
Average Annual Total Returns, 10 Years [Percent]	1.88%	[4]
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	[4]
Current Expenses [Percent]	0.84%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.42%	[4]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[4]
Average Annual Total Returns, 10 Years [Percent]	8.10%	[4]
Invesco® V.I. Global Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series I
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Invesco® V.I. S&P 500 Buffer December Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer December Fund - Series I	[4]
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited	[4]
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.25%	[4]
Average Annual Total Returns, 5 Years [Percent]		[4]
Average Annual Total Returns, 10 Years [Percent]		[4]
Invesco® V.I. S&P 500 Buffer June Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer June Fund - Series I	[4]
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited	[4]
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.20%	[4]
Average Annual Total Returns, 5 Years [Percent]		[4]
Average Annual Total Returns, 10 Years [Percent]		[4]
Invesco® V.I. S&P 500 Buffer March Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer March Fund - Series I	[4]
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited	[4]
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.54%	[4]
Average Annual Total Returns, 5 Years [Percent]		[4]
Average Annual Total Returns, 10 Years [Percent]		[4]
Invesco® V.I. S&P 500 Buffer September Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer September Fund - Series I
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	20.20%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	54.55%
Average Annual Total Returns, 5 Years [Percent]	20.34%
Average Annual Total Returns, 10 Years [Percent]	17.14%
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.51%
PIMCO VIT Real Return Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Institutional Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	2.40%
PIMCO VIT Total Return Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Institutional Class
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.86%
Putnam VT Sustainable Leaders Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	26.42%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	12.87%
Schwab® S&P 500 Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab® S&P 500 Index Portfolio
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.64%
Average Annual Total Returns, 10 Years [Percent]	11.92%
TOPS® Aggressive Growth ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Average Annual Total Returns, 10 Years [Percent]	7.69%
TOPS® Conservative ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	3.64%
TOPS® Growth ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	6.81%
TOPS® Moderate Growth ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Vanguard® VIF Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced Portfolio
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Vanguard® VIF Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth Portfolio
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Vanguard® VIF Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Vanguard® VIF Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income Portfolio
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Vanguard® VIF Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Vanguard® VIF Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Growth Portfolio
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]
Vanguard® VIF International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Vanguard® VIF Mid-Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Vanguard® VIF Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Vanguard® VIF Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
First 10 Policy Years [Member]
Prospectus:
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.204%
Policy Years After 10 [Member]
Prospectus:
Mortality And Expense Risk Fees (of Face Amount), Minimum [Percent]	0.096%
Accidental Death Benefit Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accidental Death Benefit Rider	[5]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[5]
Other Transaction Fee, Maximum [Dollars]	$ 0.16	[5]
Other Transaction Fee, Minimum [Dollars]	$ 0.08	[5]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
The charge for the Accidental Death Benefit Rider varies based on the Insured’s attained age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Provides an additional death benefit payable if Insured’s death results from certain accidental causes.
Brief Restrictions / Limitations [Text Block]
•
Insured under the base Policy must be between the ages of 15 and 60 to elect this rider. Coverage expires at age 65.

•
The minimum amount of coverage is $1,000.

•
Maximum amount of coverage is $250,000 for the Company and affiliates’ policies in force and applied for.

Name of Benefit [Text Block]	Accidental Death Benefit Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Accidental Death Benefit Rider.   Provides an additional death benefit payable if the Insured’s death results from certain accidental causes. There is no cash value under this rider. The minimum amount of coverage is $1,000 and the maximum is $250,000 for the Company and affiliates’ policies in force and applied for. The Insured under the base Policy must be between the ages of 15 and 60 to elect this rider.

Administrative Charge For Face Amount Increases [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Administrative Charge For Face Amount Increases:	[6]
Administrative Expenses, When Deducted [Text Block]	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	[6]
Administrative Expenses, Representative Investor [Text Block]
Charge for a 49 year old male in the nontobacco rate class
	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days $1.09 per $1,000 of any increase in Face Amount $1.09 per $1,000 of any increase in Face Amount	[6]
Administrative Expense, Maximum [Dollars]	$ 1.74	[6]
Administrative Expense, Current [Dollars]	1.74	[6]
Administrative Expense, Minimum [Dollars]	$ 0.39	[6]
After February 1, 2024 [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Cost of Insurance	[7],[8]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[7],[8]
Insurance Cost, Maximum [Dollars]	$ 83.33	[7],[8]
Insurance Cost, Current [Dollars]	81.67	[7],[8]
Insurance Cost, Minimum [Dollars]	$ 0.01	[7],[8]
Expense Risk Fees, Representative Investor [Text Block]
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of  $100,000.
	On the Policy Effective Date and each Monthly Anniversary Day$0.18 per $1,000 of Net Amount at Risk$0.04 per $1000 of Net Amount at Risk	[7],[8]
Administrative Expenses, Description [Text Block]	Administrative Charge	[9]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[9]
Administrative Expenses, Representative Investor [Text Block]
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of  $100,000.
	On the Policy Effective Date and each Monthly Anniversary Day$0.45 per $1,000 of Initial Face Amount$0.45 per $1,000 of Initial Face Amount during the first 10 Policy Years and is discontinued thereafter.	[9]
Administrative Expense, Maximum [Dollars]	$ 3.66	[9]
Administrative Expense, Current [Dollars]	3.66	[9]
Administrative Expense, Minimum [Dollars]	$ 0.09	[9]
Before February 1, 2024 [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Cost of Insurance	[7],[8]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[7],[8]
Insurance Cost, Maximum [Dollars]	$ 83.33	[7],[8]
Insurance Cost, Current [Dollars]	81.67	[7],[8]
Insurance Cost, Minimum [Dollars]	$ 0.01	[7],[8]
Expense Risk Fees, Representative Investor [Text Block]
Charge for a 49 year old male in the nontobacco class during the first Policy Year.
	On the Policy Effective Date and each Monthly Anniversary Day $0.18 per $1,000 of Net Amount at Risk$0.07 per $1,000 of Net Amount at Risk	[7],[8]
Administrative Expenses, Description [Text Block]	Administrative Charge	[9]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	[9]
Administrative Expenses, Representative Investor [Text Block]
Charge for a 49 year old male in the nontobacco rate class
	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years $0.31 per $1,000 of Initial Face Amount $0.31 per $1,000 of Initial Face Amount	[9]
Administrative Expense, Maximum [Dollars]	$ 3.66	[9]
Administrative Expense, Current [Dollars]	3.66	[9]
Administrative Expense, Minimum [Dollars]	$ 0.09	[9]
Children’s Term Life Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Life Insurance Rider	[10]
Optional Benefit Charge, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[10]
Optional Benefit Expense, Maximum [Dollars]	$ 0.45	[10]
Optional Benefit Expense, Current [Dollars]	$ 0.45	[10]
Name of Benefit [Text Block]	Children’s Term Life Insurance Rider
Purpose of Benefit [Text Block]	Provides a death benefit payable on the death of a covered child.
Brief Restrictions / Limitations [Text Block]
•
Insured under the base Policy must be between the ages of 15 and 64 to elect this rider. Coverage expires at age 75.

•
Maximum amount of coverage is $25,000 for the Company and affiliates’ policies in force and applied for.

•
The minimum amount of coverage is $1,000.

Name of Benefit [Text Block]	Children’s Term Life Insurance Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Children’s Term Life Insurance Rider.   Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value under this rider. The minimum amount of coverage is $1,000 and the maximum is $25,000 for the Company and affiliates’ policies in force and applied for. The Insured under the base Policy must be between the ages of 15 and 64 to elect this rider.

Dollar-Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows for the systematic transfer of specified dollar amounts from a Sub- Account or the Fixed Account to one or more other specified Sub- Accounts.
Brief Restrictions / Limitations [Text Block]	• No transfers may be made into the Fixed Account. • Dollar-cost averaging may be elected for periods of at least 6 months and no longer than 48 months.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Dollar-Cost Averaging
If you elect at the time of application or at any time thereafter by Written Notice in Good Order to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from a Sub-Account (“Source Sub-Account”) or the Fixed Account to one or more other specified Sub-Accounts, subject to the following restriction: no transfers may be made into the Fixed Account. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.
To elect dollar-cost averaging, Policy Value in the Source Sub-Account or the Fixed Account must be at least $5,000 at the time of election. Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction and limits on frequent transfer activity. You may elect dollar cost averaging for periods of at least 6 months but no longer than 48 months. At least $100 must be transferred each month or $300 each quarter. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.
Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, (2) the Policy Value in the appropriate source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.
Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days written notice.

ExtendCare Chronic Illness Accelerated Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	ExtendCare Chronic Illness Accelerated Death Benefit Rider
Purpose of Benefit [Text Block]	Allows Owner to request a monthly or annual accelerated payment of part of the Policy’s Death Benefit when we receive a written certification from a licensed health care practitioner that Insured has a qualifying chronic illness that is expected to last 90 or more days.
Brief Restrictions / Limitations [Text Block]
•
Can only be added at the time of Policy issue.

•
There is a minimum base Policy Face Amount of $100,000 and a maximum base Policy Face Amount of $5,000,000.

•
Maximum monthly benefit cannot exceed 5% of the base Policy Face Amount.

•
Insured under the base Policy must be between the ages of 20 and 80 to elect this rider.

•
Death Benefit Option A must be in effect in order to receive benefit payments under the rider.

•
Any irrevocable Beneficiaries or assignees of record must give written consent for benefit payments to be made.

•
The rider is subject to a Lifetime Maximum Benefit and a Monthly Maximum Benefit.

•
Ongoing Advisory Fee payments will reduce the Policy Value and may reduce the Death Benefit.

Name of Benefit [Text Block]	ExtendCare Chronic Illness Accelerated Death Benefit Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
ExtendCare Chronic Illness Accelerated Death Benefit Rider (not available in all states)
This rider allows the Owner to request a monthly or annual accelerated payment of part of the Policy’s Death Benefit when we receive a written certification from a licensed health care practitioner that the Insured has a qualifying chronic illness that is expected to last 90 or more days (the”Certification”). A qualifying chronic illness is an illness or condition that (1) prevents the Insured from performing at least two activities of daily living, such as eating, bathing, or dressing, without substantial assistance or (2) requires substantial supervision of the Insured to protect them from threats to their health and safety due to severe cognitive impairment. The licensed health care practitioner who provides the Certification can be a physician, registered professional nurse or licensed social worker, but cannot be the Owner or Insured or a family member of either the Owner or Insured. We reserve the right to require that the Insured be examined by a licensed health care practitioner chosen by us.
Under the ExtendCare Chronic Illness Accelerated Death Benefit Rider, Protective Life makes either 12 monthly payments or a single lump sum payment to the Owner for a 12-month period, known as a “Benefit Period.” The initial Benefit Period begins on the first Monthly Anniversary after we approve an Owner’s written request for accelerated payments and all conditions under the rider for benefit payments to be made have been met. Each subsequent Benefit Period begins on the first Monthly Anniversary following (1) the end of the most recent prior Benefit Period, (2) our receipt of the Certification for the new Benefit Period, and (3) when all other conditions under the rider for benefit payments to be made have been met. In addition to our receipt of the Owner’s written request for accelerated payments and the Certification, for each Benefit Period the conditions noted below must be met for the Owner to receive benefit payments under this rider.
1.
The Insured is alive.

2.
Both the Policy and the rider are inforce.

3.
We received a written consent from any irrevocable Beneficiaries or assignees of record of the Policy to allow benefit payments to be made to the Owner.

4.
90 consecutive days from the date we receive the Certification (the “Elimination Period”) has passed. For Benefit Periods after the initial Benefit Period, this requirement does not apply if less than 30 days have passed from the date of the end of the prior Benefit Period and the date we receive the Certification for the new Benefit Period.

5.
The Insured has a qualifying chronic illness at the time a benefit payment is made.

6.
Death Benefit Option A is in effect. If the Owner did not elect Death Benefit Option A, we will change the Death Benefit Option under the Policy to Death Benefit Option A prior to our payment of the first benefit payment under this rider. We do not allow any further changes to the Death Benefit Option during a Benefit Period.

For each Benefit Period, the Owner can elect to receive a benefit payment each month or a single lump sum payment at the beginning of the Benefit Period. The lump sum payment is equal to the present value of each monthly benefit payment payable during the Benefit Period. The rider is subject to both a Lifetime Maximum Benefit and a Monthly Maximum Benefit. The information necessary to determine these amounts is set forth in the Policy schedule and the rider.
The Owner or Insured is responsible for the cost of the Certification for the initial Benefit Period. We will cover the cost of the Certification for any subsequent Benefit Period. We begin deducting a monthly charge upon issuance of this rider based, in part, on a maximum monthly benefit amount selected by the Owner at the time of Policy issue. During a Benefit Period, all monthly deductions required to maintain the Policy will be waived. If the Insured is certified as chronically ill for three consecutive Benefit Periods, the monthly deductions will be waived for as long as the Policy is in force. It is possible that for tax purposes some or all of the charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider could be treated as a withdrawal from the Policy. See “Tax Considerations.”
We must receive any written request for benefit payments, to change the amount of monthly benefit payments or to receive a single lump sum benefit payment for a Benefit Period in Good Order at our Home Office.
The minimum Policy Face Amount to elect this rider is $100,000 and the maximum is $5,000,000. The maximum monthly benefit cannot exceed 5% of the Policy Face Amount. Typically, this will force a minimum Face Amount higher than $100,000 at monthly amounts greater than $5,000 or the current IRS per diem limit. The Insured under the base Policy must be between the ages of 20 and 80 to elect this rider.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount and purchases the ExtendCare Rider with a benefit amount of  $5,000 for a monthly cost of  $4.24. In 10 years, while the insured is still alive and the rider and the Policy are still in force, the insured is diagnosed with a chronic illness that prevents them from performing at least two activities of daily living and that is expected to persist for at least 90 days. Once The Company receives written certification from a licensed health care professional and after a 90 day waiting period, the insured will receive either monthly benefits of  $5,000 or a lump sum of the present value of the 12 monthly payments as an accelerated payment of part of the Policy’s Death Benefit. The payments will continue for each 12 month Benefit Period where the insured can certify that they are still chronically ill. The insured’s Death Benefit will be reduced dollar for dollar by the amount of payments they receive. So if they are chronically ill for one year and take monthly benefits, they will have received $60,000 in accelerated benefits. If the insured dies after that, the death benefit will be $40,000.

ExtendCare Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	ExtendCare Rider	[11]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[11]
Other Transaction Fee, Maximum [Dollars]	$ 34.39	[11]
Other Transaction Fee, Minimum [Dollars]	$ 0.01	[11]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Income Provider Option Pre-Determined Death Benefit Payout Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Income Provider Option Pre-Determined Death Benefit Payout Endorsement
Purpose of Benefit [Text Block]	Converts the payment of Death Benefit Proceeds to the Beneficiary from a single lump sum to a series of payments pursuant to a specified payment schedule.
Brief Restrictions / Limitations [Text Block]
•
Can only be added at the time of Policy issue.

•
You may not make a change to the Death Benefit Payment Schedule that lengthens the overall duration of payments.

•
A Beneficiary cannot change the Death Benefit Payment Schedule or elect a single lump sum after the death of the Insured.

Name of Benefit [Text Block]	Income Provider Option Pre-Determined Death Benefit Payout Endorsement
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Income Provider Option Pre-Determined Death Benefit Payout Endorsement. (not available in all distribution channels)   The endorsement converts the payment of Death Benefit Proceeds to the Beneficiary from a single lump sum to a series of payments pursuant to a specified payment schedule that describes the amount, frequency, and duration of payment of the Death Benefit Proceeds. If the Death Benefit is adjusted under the Policy while the Insured is living, the amounts shown in the payment schedule will be adjusted pro-rata. The Owner may choose to change the payment schedule or elect a lump sum payment of the Death Benefit Proceeds prior to the Insured’s death, but the Beneficiary will not be able to change the payment schedule after the Insured’s death. The Owner may not make a change to the Death Benefit Payment Schedule that lengthens the overall duration of the payment schedule.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount and adds the Income Provider Option Pre-Determined Death Benefit Payout Endorsement. When the insured dies, the beneficiary will receive a series of payments specified at the time of Policy issue.

Lapse Protection Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Lapse Protection Endorsement
Purpose of Benefit [Text Block]	Guarantees that your Policy will not Lapse during the lapse protection period set forth in your Policy Schedule.
Brief Restrictions / Limitations [Text Block]
•
Minimum monthly premium will vary by Policy benefits, Issue Age, sex and rate class of the Insured.

•
Protection is only effective:

•
20 years for issue ages 0-49,

•
to attained age 70 for issue ages 50-64,

•
5 years for issue ages 65-80

•
If on any Monthly Anniversary Day, the total premiums paid less any Withdrawals and Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Guarantee Amount, this provision will terminate.

•
Any change in the benefits provided by this Policy, made subsequent to the Policy Effective Date and during the lapse protection period, may result in a change to the Minimum Monthly Guarantee Amount.

Name of Benefit [Text Block]	Lapse Protection Endorsement
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Lapse Protection Endorsement.   The endorsement guarantees that your Policy will not Lapse during the lapse protection period set forth in your Policy Schedule, if for each month that the Policy has been inforce, the total premiums paid (less any withdrawals or Policy loans) is equal to, or greater than, the Minimum Monthly Guarantee Amount multiplied by the number of completed Policy months, including the current month, since the Policy Effective Date. The Minimum Monthly Guarantee Amount is based upon the Company’s anticipated cost of providing lapse protection on a specific Policy for the stated lapse protection period. This amount varies with Policy benefits, Issue Age, sex and rate class of the Insured. Any change in the benefits provided by this Policy, made subsequent to the Policy Effective Date and during the lapse protection period, may result in a change to the Minimum Monthly Guarantee Amount. The lapse protection provision is effective during the first 20 Policy Years (if the Insured’s Issue Age is 0 through 49), up to attained age 70 (if the Insured’s Issue Age is 50-64), or during the first 5 Policy Years (for Insured’s Issue Age 65 and above). If on any Monthly Anniversary Day, the total premiums paid less any withdrawals and Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Guarantee Amount this provision will terminate.
Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $100,000 Face Amount. The Lapse Protection Endorsement is included on the Policy. The Policy specifies a Monthly Guarantee Premium of  $42.00. The owner makes an initial premium payment of  $45.00.
On the 24th monthly anniversary, assume the owner has made 24 subsequent premium payments of the same amount and taken no partial surrenders or Policy Loans. The total of the actual premiums paid for the Policy is $1,080 (the amount of the initial premium payment plus the amount of the subsequent premium payments). Because there have been no partial surrenders and there is no Outstanding Debt, the net premiums paid is equal to $1,080.
The amount of premiums required to meet the endorsement conditions is $1,008 (the Monthly Guarantee Premium amount specified in the Policy multiplied by the number of months since the Policy date).
Because the net premiums paid exceed the amount of premiums required, the conditions have been met on this monthly anniversary day and the rider remains in effect. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of  $100,000.
Assume instead that on the 24th monthly anniversary, the owner missed the last two premium payments. The net premiums paid is then equal to $990. Because the net premiums paid is now less than the amount of premiums required, the owner must pay additional premiums of at least $18.00 within the 60 day grace period to keep the Policy in effect. If the endorsement terminates and the insured dies while the Cash Value of the Policy is zero, the death benefit will be $0.

Maximum ExtendCare Rider [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 24.41	[11]
Minimum ExtendCare Rider [Member]
Prospectus:
Other Transaction Fee, Minimum [Dollars]	$ 0.01	[11]
Net Cost of Loans for Carryover Loans After the First 10 Policy Years [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.25%
Other Transaction Fee (of Other Amount), Minimum [Percent]	3.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Net Cost of Loans for Carryover Loans During the First 10 Policy Loans [Member]
Prospectus:
Other Surrender Fees (of Other Amount), Maximum [Percent]	5.00%
Other Transaction Fee, Current [Percent]	4.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[10]
Net Cost of Loans for Standard Loans After the First 10 Policy Years [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Net Cost of Loans For Standard Loans During the First 10 Policy Years [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[10]
Net Cost of Loans [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Net Cost of Loans	[10]
Optional Benefit Charge, When Deducted [Text Block]	On each Policy Anniversary, as applicable	[10],[12]
Option 1 Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 1 — Payment for a Fixed Period.   Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

Option 2 Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 2 — Life Income with Payments for a Guaranteed Period.   Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

Option 3 Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 3 — Interest Income.   Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 1% per year.

Option 4 Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 4 — Payments for a Fixed Amount.   Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 1% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

Overloan Protection Endorsement [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Endorsement
Other Transaction Fee, When Deducted [Text Block]	When the Benefit is Exercised
Other Transaction Fee, Current [Percent]	5.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Name of Benefit [Text Block]	Overloan Protection Endorsement
Purpose of Benefit [Text Block]	Policy will not Lapse due to an outstanding Policy loan in certain circumstances.
Brief Restrictions / Limitations [Text Block]
•
Policy must be in force at least 20 Policy Years.

•
Insured’s Attained Age must be at least 65.

•
Withdrawals in an amount equal to the total premiums paid must have been taken.

•
Policy Debt must exceed the Face Amount and be at least 95% of the Cash Value.

•
Not available if accelerated benefits have been received or if Monthly Deductions are being waived or premiums credited under any endorsement or rider attached to the Policy.

•
Not available if the resulting Death Benefit is not compliant with our reasonable interpretation of the Code.

•
Not available if the Policy is a modified endowment contract (“MEC”).

Name of Benefit [Text Block]	Overloan Protection Endorsement
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Overloan Protection Endorsement.   Under the provisions of this endorsement, your Policy will not Lapse due to an outstanding Policy loan and the Death Benefit will be at least $10,000 as long as all of the terms and conditions of the endorsement are met:
1.
The Policy has been in force at least 20 Policy Years;

2.
The Insured’s Attained Age is at least 65;

3.
Withdrawals in an amount equal to the total premiums paid have been taken;

4.
The Policy Debt is at least 95% of the Cash Value;

5.
The Policy Debt exceeds the Face Amount;

6.
Accelerated benefits have not been received under any endorsement or rider attached to your Policy;

7.
Monthly Deductions or premiums are not being credited or waived under any endorsement or rider attached to your Policy;

8.
Invoking this benefit does not result in a death benefit that is not compliant with our reasonable interpretation of the Code; and

9.
The Policy is not a modified endowment contract.

When the Policyholder chooses to exercise the benefit under the Overloan Protection Endorsement, we deduct a charge equal to the lesser of the Policy Value minus Policy Debt or 5% of the Policy Value.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount. The Overloan Protection Endorsement is automatically added. At age 70, the insured has been taking loans from his policy so that the Policy Debt is more than 99% of the policy value and the Debt exceeds the Face Amount of the Policy. The insured has taken the maximum amount of withdrawals, the amount equal to their total premiums paid. At this point, any riders on the Policy will be terminated and any Variable Account Value will be transferred to the Fixed Account. In addition, no policy transactions or withdrawals will be allowed. The policy will remain in force and if they die while the endorsement is still in force, the Death Benefit will be the policy value minus the policy debt, with a minimum value of  $10,000.

Policy Illustration Fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy Illustration Fee	[13]
Other Transaction Fee, When Deducted [Text Block]	Upon each illustration request in excess of 1 in a Policy Year	[13]
Other Transaction Fee, Maximum [Dollars]	$ 50	[13]
Other Transaction Fee, Current [Dollars]	$ 0	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Protective Life currently does not assess the Policy illustration fee, but reserves the right to do so in the future for each illustration requested after the first illustration in any Policy Year.
Policy Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Allows Owner to borrow from the Policy’s Cash Value.
Brief Restrictions / Limitations [Text Block]
•
Other than Carryover loans, not available during the first Policy Year.

•
Maximum loan amount is 99% of Cash Value.

•
Minimum loan amount is $500.

•
Certain policy loans may be taxable. You should consult a tax adviser as to the tax consequences of taking a policy loan.

Name of Benefit [Text Block]	Policy Loans
Benefit Standard or Optional [Text Block]	Standard
Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows for the automatic transfer, on a regular basis, of Variable Account Value among specified Sub-Accounts to maintain a specified percentage allocation of Variable Account Value.
Brief Restrictions / Limitations [Text Block]	• Rebalancing transfers cannot be made into Fixed Account. • Minimum Variable Account Value of $100 required.
Name of Benefit [Text Block]	Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Portfolio Rebalancing
At the time of application or at any time thereafter by Written Notice in Good Order to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts (“Portfolio Rebalancing”). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of  $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your Net Premium allocation. Portfolio Rebalancing may commence on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.
Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice in Good Order received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice.
Note: You may elect Portfolio Rebalancing while at the same time you transfer from a Source Sub-Account specified dollar amounts to other specified Sub-Accounts under the Dollar-Cost Averaging program. If you select as your Source Sub-Account a Sub-Account rather than the Fixed Account, however, the Portfolio Rebalancing program may reallocate amounts transferred from the Source Sub-Account back to that Source Sub-Account based on your Portfolio Rebalancing allocation instructions, and thereby undermine to some degree your selection of the Source Sub-Account as a Sub-Account from which transfers under the Dollar-Cost Averaging program would be made. Conversely, transfers under the Dollar-Cost Averaging program may cause your allocation of Variable Account Value among the Sub-Accounts to differ from the percentage allocations you specify in your Portfolio Rebalancing allocation instructions. Accordingly, we recommend that you consult with your financial professional before electing Portfolio Rebalancing while at the same time engaging in Dollar-Cost Averaging.

Protected Insurability Benefit Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Protected Insurability Benefit Rider	[14]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[14]
Other Transaction Fee, Maximum [Dollars]	$ 0.13	[14]
Other Transaction Fee, Minimum [Dollars]	$ 0.03	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
The charge for the Protected Insurability Rider varies based on the Insured’s Issue Age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Optional Benefit Expense, Current [Dollars]	$ 0.13	[14]
Name of Benefit [Text Block]	Protected Insurability Benefit Rider
Purpose of Benefit [Text Block]	Provides the right to increase the Face Amount of your Policy at designated option dates at Insured’s age 25, 28, 31, 34, 37 and 40 without evidence of insurability.
Brief Restrictions / Limitations [Text Block]
•
Can only be added at the time of Policy issue.

•
The maximum amount of coverage is $50,000 per option date, for the Company and affiliates’ policies in force and applied for.

•
The minimum amount of coverage is $10,000.

•
Insured under the base policy must be between the ages of 0 and 37. Coverage expires at age 40.

Name of Benefit [Text Block]	Protected Insurability Benefit Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Protected Insurability Benefit Rider.   Provides the right to increase the Face Amount of your Policy at designated option dates at Insured’s age 25, 28, 31, 34, 37 and 40 without evidence of insurability. The minimum amount of coverage is $10,000 and the maximum is $50,000. Fees associated with this rider stop at Insured’s age 40.
Example: Assume a 25 year old male non-smoker purchases a Policy with a $100,000 Face Amount and purchases the Protected Insurability Benefit Rider. While the rider is in force at age 31, the Insured purchases an additional $50,000 in coverage with no required underwriting or proof of insurability, but with a change to the monthly deduction specified premium. If the Insured dies after the purchase while the Policy is still in force, the death benefit would be $150,000.

Reservation of Rights [Member]
Prospectus:
Operation of Benefit [Text Block]
Reservation of Rights
Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.

Standard [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Standard Administrative Fee:
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Administrative Expense, Maximum [Dollars]	$ 8
Administrative Expense, Current [Dollars]	$ 8
Telephone Transfers [Member]
Prospectus:
Operation of Benefit [Text Block]
Telephone Transfers
Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.
Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.
yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing to the Home Office.

Terminal Illness Accelerated Death Benefit Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Accelerated Death Benefit Endorsement
Purpose of Benefit [Text Block]	Provides for an accelerated death benefit payment (with certain exclusions), to the Owner if the Insured has a qualifying terminal illness.
Brief Restrictions / Limitations [Text Block]
•
Maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:

•
The lesser of 60% of the current face amount of the Policy or $1,000,000; minus

•
Any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.

•
Minimum acceleration permitted is $15,000.

•
The Death Benefit will be reduced by the amount of any acceleration taken, plus accumulated interest.

•
Any acceleration taken will reduce the amount available for Policy Loans and withdrawals.

•
Ongoing Advisory Fee payments will reduce the Policy Value and may reduce the Death Benefit.

Name of Benefit [Text Block]	Terminal Illness Accelerated Death Benefit Endorsement
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Terminal Illness Accelerated Death Benefit Endorsement.   The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the current Face Amount and is subject to a maximum accelerated death benefit. The minimum acceleration permitted is $15,000. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment is established against the Policy and accumulates interest.
The primary impact of the lien and any accumulated interest is a reduction in the amount of the Death Benefit by the amount of the lien plus accumulated interest. The insured’s Death Benefit is reduced dollar-for-dollar by the amount of payments received and accumulated interest under the accelerated death benefit.The lien also reduces the amount available for loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions.
The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:
•
the lesser of 60% of the current face amount of the Policy or $1,000,000; minus

•
any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.

Example: Assume a 45 year old male non-smoker purchases a policy with a $200,000 Face Amount. The Terminal Illness Death Benefit Endorsement is automatically added. If at age 75 the insured is diagnosed with a terminal illness (by the definition in the rider) and the rider is in force, then the insured can access up to $120,000 of the death benefit.

Waiver of Specified Premium Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Waiver of Specified Premium Rider	[15]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[15]
Other Transaction Fee, Maximum [Dollars]	$ 19.19	[15]
Other Transaction Fee, Minimum [Dollars]	$ 1.86	[15]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
The charge for the Waiver of Specified Premium Rider varies based on the Issue Age, underwriting class and sex of the Insured. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

Name of Benefit [Text Block]	Waiver of Specified Premium Rider
Purpose of Benefit [Text Block]	Provides for the crediting of a specified premium to a Policy on each Monthly Anniversary during the total disability of the Insured.
Brief Restrictions / Limitations [Text Block]
•
Insured under the base Policy must be between the ages of 15 and 55 at the time the rider is issued. Coverage expires at age 65.

•
Insured must be disabled for at least six consecutive months, and the disability must have begun prior to the Policy Anniversary nearest the Insured’s 65th birthday.

Name of Benefit [Text Block]	Waiver of Specified Premium Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Waiver of Specified Premium Rider.   Provides for the crediting of a specified premium to a Policy on each Monthly Anniversary during the total disability of the Insured. After the Insured has been totally disabled (as defined in the rider) for six consecutive months, Protective Life will credit premiums to the Policy equal to the specified premium amount shown in the Policy multiplied by the number of Monthly Anniversary Days that have occurred since the onset of total disability. The disability must have begun prior to the Policy Anniversary nearest the Insured’s 65th birthday. Monthly Anniversary Days that occur more than one calendar year prior to the date that we receive a claim under a rider are not included for the purpose of this calculation. Subsequent to the time that the Insured has been totally disabled for six months, we will credit a premium equal to the specified premium amount on each Monthly Anniversary Day. The Owner may change the specified premium amount by Written Notice in Good Order received by Protective Life at the Home Office after the first Policy Anniversary and before the Insured becomes totally disabled. Increases are subject to evidence of insurability. The Insured under the base Policy must be between the ages of 15 and 55 to elect this rider.
Example: Assume a 45 year old male non-smoker purchases a Policy with a $100,000 Face Amount and purchases the Waiver of Specified Premiums Rider. At age 55, the insured has a covered total disability while the rider is in force. The Company receives proof of disability and waives the Policy monthly specified premiums for 6 months. During this time, the Policy deductions continue to be in effect.

Withdrawal Charge [Member]
Prospectus:
Other Surrender Fees, Current [Dollars]	$ 25
Other Transaction Fee, Description [Text Block]	Withdrawal Charge:
Other Transaction Fee, When Deducted [Text Block]	At the time of each withdrawal of Policy Value
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%

[1]	As a percentage of Fund assets.
[2]
Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.

[3]
The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

[4]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

[5]
The charge for the Accidental Death Benefit Rider varies based on the Insured’s attained age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

[6]
The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

[7]	See definition of Net Amount at Risk in the Special Terms.
[8]
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

[9]
We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class and the Face Amount (for Policies with an application signed on or after February 1, 2024).The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

[10]
The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current

(5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed).

[11]
The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

[12]	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.
[13]	Protective Life currently does not assess the Policy illustration fee, but reserves the right to do so in the future for each illustration requested after the first illustration in any Policy Year.
[14]
The charge for the Protected Insurability Rider varies based on the Insured’s Issue Age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

[15]
The charge for the Waiver of Specified Premium Rider varies based on the Issue Age, underwriting class and sex of the Insured. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.